Label	Element	Value
Roundhill Video Games ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Roundhill Video Games ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Roundhill Video Games ETF (“Video Games ETF” or the “Fund”) seeks to track the total return performance, before fees and expenses, of the Nasdaq CTA Global Video Games Software IndexTM (the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the fiscal year ended December 31, 2023, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to track the total return performance, before fees and expenses, of the Index.
Nasdaq CTA Global Video Games Software IndexTM
The Index, which was developed and is maintained by both Nasdaq and the Consumer Technology Association (the “CTA”), is a modified theme-adjusted free float market capitalization index designed to track the performance of the common stock (or corresponding depositary receipts) of exchange-listed companies engaged in video game publishing and/or video game development (the “Video Games Industry”). The companies are selected for inclusion in the Index based on a classification scheme developed by the CTA. Specifically, the companies are selected for inclusion in the Index based on (1) their classification within the Developer/Publisher Sector developed by the CTA, which includes companies that design and execute the creation of video games (game developer companies) and companies that finance the development and distribution of video games (game publisher companies), and (2) the fact that they derive at least 50% of their revenue (at least 40% for companies already included in the Index) from such activities. Such companies also must not be classified by the CTA as a Social Casino Gaming company. The Index generally is expected to consist of more than 25 companies. The number of constituents may change depending on the number of companies available for investment that meet the Index criteria.
To be eligible for inclusion in the Index, a company must have a market capitalization of at least $500 million ($300 million at the time of reconstitution for companies already included in the Index) and a three-month average daily traded value of at least $1 million ($500,000 at the time of reconstitution for companies already included in the Index). In addition, at least 20% of a company’s total shares outstanding must be publicly available for trading. Companies domiciled in Russia or China currently are not eligible for inclusion in the Index. Once a company is determined to be eligible for inclusion in the Index, a theme-weighted free float market value is calculated for the company by multiplying the company’s market capitalization by its level of free float and the percentage of its revenue from the Video Games Industry. This value is then divided by the aggregate theme-adjusted free float market value for all Index components to arrive at the company’s initial weight in the Index. Each company’s initial weight may be further adjusted to ensure that companies with a weight greater than 5% do not have an aggregate weight greater than 40% of the Index and that no company with a lesser theme-adjusted free float market value has an Index weight greater than a company with a greater theme-adjusted free float market value.
The Index is reconstituted semi-annually in March and September of each year, with “extraordinary additions” made monthly in all other months. Extraordinary additions will be made only for companies that meet the criteria described above, as well as five additional eligibility criteria, including that the company commenced trading on or after the most recent monthly addition and prior to the current monthly addition and has a market capitalization higher than 80% of the existing Index components as of the monthly addition date. The Index is rebalanced quarterly in March, June, September and December, and during any month when an extraordinary addition is made. Component changes resulting from reconstitutions or rebalances become effective at the market open on the trading day following the second Friday in each review month or any month when an extraordinary addition is made.
The Fund’s Investment Strategy
The Fund invests, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in companies that are economically tied to the Video Games Industry. For purposes of the foregoing policy, a company is considered economically tied to the Video Games Industry if it earns a significant amount of its revenue from video games and is classified by the CTA as a company within the Developer/Publisher Sector.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning the Fund generally will invest in all of the component securities of the Index in approximately the same proportions as in the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return, and other characteristics closely resemble the risk, return, and other characteristics of the Index as a whole, when Exchange Traded Concepts, LLC (the “Sub-Adviser”), the Fund’s sub-adviser, believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).
The Fund generally may invest up to 20% of its total assets (exclusive of any collateral held from securities lending) in securities or other investments not included in the Index, but which the Sub-Adviser believes will help the Fund track the Index. For example, the Fund may invest in securities that are not components of the Index to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions, and deletions).
To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. As of March 31, 2024, the Index was concentrated in securities issued by companies in the Entertainment Industry, a separate industry within the Communication Services Sector. The industries in which the underlying Index components, and thus the Fund’s investments, may be concentrated may vary as the composition of the Index changes over time.
The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”).
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. As of March 31, 2024, the Index was concentrated in securities issued by companies in the Entertainment Industry, a separate industry within the Communication Services Sector. The industries in which the underlying Index components, and thus the Fund’s investments, may be concentrated may vary as the composition of the Index changes over time.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information presented below provides some indication of the risks of investing in the Fund by showing the extent to which the Fund’s performance can change from year to year and over time. The bar chart below shows the Fund’s performance for calendar years ended December 31. The table illustrates how the Fund’s average annual returns for the 1 year and since inception periods compare with those of the Solactive GBS Global Markets All Cap USD Index TR, which reflects a broad measure of market performance. The table also shows how the Fund’s performance compares to the Roundhill Video Games Blended Index, which represents the underlying index tracked by the Fund since inception. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. The Fund’s investment objective and principal investment strategies changed on September 26, 2022, to track the current Index. Prior to September 26, 2022, the Fund sought to track the total return performance, before fees and expenses, of the Roundhill BITKRAFT Esports Index. Therefore, the performance and average annual total returns shown for periods prior to September 26, 2022 may have differed had the Fund’s current investment objective and principal investment strategies been in effect during those periods. Updated performance information is available on the Fund’s website at www.roundhillinvestments.com/etf/NERD.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information presented below provides some indication of the risks of investing in the Fund by showing the extent to which the Fund’s performance can change from year to year and over time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.roundhillinvestments.com/etf/NERD
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The calendar year-to-date total return of the Fund as of March 31, 2024 was -1.20%. During the period of time shown in the bar chart, the highest quarterly return was 48.75% for the quarter ended June 30, 2020, and the lowest quarterly return was -23.79% for the quarter ended June 30, 2022.
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(1.20%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	48.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.79%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for periods ended December 31, 2023)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The Roundhill Video Games Blended Index represents the linked performance of two different performance benchmarks – for periods prior to September 26, 2022, the Roundhill BITKRAFT Esports Index, the Fund’s prior index, and for periods thereafter, the Nasdaq CTA Global Video Games Software IndexTM, the Fund’s current index.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Roundhill Video Games ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Roundhill Video Games ETF | Associated Risks Of Video Game Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Associated Risks of Video Game Companies. Video game companies face intense competition, both domestically and internationally, may have limited product lines, markets, financial resources, or personnel, may have products that face rapid obsolescence, and are heavily dependent on the protection of patent and intellectual property rights. Such factors may adversely affect the profitability and value of video game companies. These companies also may be subject to increasing regulatory constraints, particularly with respect to cybersecurity and privacy. In addition to the costs of complying with such constraints, the unintended disclosure of confidential information, whether because of an error or a cybersecurity event, could adversely affect the reputation, profitability and value of these companies.
Roundhill Video Games ETF | Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Concentration Risk. Because the Fund’s assets will be concentrated in an industry or group of industries to the extent the Index concentrates in a particular industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries.
◦Entertainment Industry Risk. The Entertainment Industry is highly competitive and relies on consumer spending and the availability of disposable income for success. The prices of the securities of companies in the Entertainment Industry may fluctuate widely due to competitive pressures, heavy expenses incurred for research and development of products, problems related to bringing products to market, consumer preferences and rapid obsolescence of products. Legislative or regulatory changes and increased government supervision also may affect companies in the Entertainment Industry. The Entertainment Industry is a separate industry within the Communication Services Sector.
Roundhill Video Games ETF | Concentration Risk, Entertainment Industry Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Entertainment Industry Risk. The Entertainment Industry is highly competitive and relies on consumer spending and the availability of disposable income for success. The prices of the securities of companies in the Entertainment Industry may fluctuate widely due to competitive pressures, heavy expenses incurred for research and development of products, problems related to bringing products to market, consumer preferences and rapid obsolescence of products. Legislative or regulatory changes and increased government supervision also may affect companies in the Entertainment Industry. The Entertainment Industry is a separate industry within the Communication Services Sector.
Roundhill Video Games ETF | Currency Exchange Rate Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Currency Exchange Rate Risk. The Fund may invest in investments denominated in non-U.S. currencies or in securities that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.
Roundhill Video Games ETF | Cybersecurity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser (defined below), the Sub-Adviser and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, the Sub-Adviser or the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, or the issuers of securities in which the Fund invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell Shares, potentially resulting in financial losses to the Fund and its shareholders.
Roundhill Video Games ETF | Depositary Receipt Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Depositary Receipt Risk. Depositary receipts, including ADRs, involve risks similar to those associated with investments in foreign securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. Depositary receipts listed on U.S. exchanges are issued by banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares (“Underlying Shares”). When the Fund invests in depositary receipts as a substitute for an investment directly in the Underlying Shares, the Fund is exposed to the risk that the depositary receipts may not provide a return that corresponds precisely with that of the Underlying Shares. Because the Underlying Shares trade on foreign exchanges that may be closed when the Fund’s primary listing exchange is open, the Fund may experience premiums and discounts greater than those of funds without exposure to such Underlying Shares.
Roundhill Video Games ETF | Emerging And Developing Markets Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Emerging and Developing Markets Risk. The Fund may invest in companies organized in emerging and developing market nations. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.
Roundhill Video Games ETF | Equity Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, sectors or companies in which the Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stocks and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.
Roundhill Video Games ETF | ETF Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	ETF Risks. The Fund is an exchange-traded fund (“ETF”) and, as a result of its structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums or discounts greater than those of ETFs that invest in and hold only securities and other investments that are listed and trade in the U.S.
◦Trading Risk. Although Shares are listed for trading on the NASDAQ Stock Market, LLC (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.
Roundhill Video Games ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Roundhill Video Games ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
Roundhill Video Games ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums or discounts greater than those of ETFs that invest in and hold only securities and other investments that are listed and trade in the U.S.
Roundhill Video Games ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Trading Risk. Although Shares are listed for trading on the NASDAQ Stock Market, LLC (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.
Roundhill Video Games ETF | Foreign Securities Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). The securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. With respect to certain countries, there is the possibility of government intervention and expropriation or nationalization of assets. Because legal systems differ, there also is the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. Conversely, Shares may trade on days when foreign exchanges are closed. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.
Roundhill Video Games ETF | Geographic Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. ◦Risks Relating to Investing in Asia. Although many Asian economies have experienced growth and development in recent years, there is no assurance that this growth will continue. Other Asian economies, however, have been and continue to be subject, to some extent, to over-extension of credit, currency devaluations and restrictions, high unemployment, high inflation, decreased exports and economic recessions. Economic events in any one country can have a significant economic effect on the entire Asian region as well as on major trading partners outside Asia. Many Asian countries are subject to political risk, including corruption and conflict with neighboring Asian and non-Asian countries. For instance, the historical tensions between North Korea and South Korea, each of which has substantial military capabilities, present the risk of war and any outbreak of hostility between the two countries could adversely affect Asia as a whole. In addition, in recent years, certain Asian nations have developed strained relations with the United States and, if these relations worsen, they could affect international trade. In addition, many Asian countries are prone to natural disasters such as earthquakes and tsunamis, and the Fund’s investments in Asian issuers may be more likely to be affected by such events than its investments in other geographic regions. Any changes or trends in these economic, political and social factors could have a significant impact on Asian economies overall and may negatively affect the Fund’s investments. Moreover, the Fund may be more volatile than a geographically diversified equity fund.
Roundhill Video Games ETF | Geographic Investment Risk, Risks Relating To Investing In Asia Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Risks Relating to Investing in Asia. Although many Asian economies have experienced growth and development in recent years, there is no assurance that this growth will continue. Other Asian economies, however, have been and continue to be subject, to some extent, to over-extension of credit, currency devaluations and restrictions, high unemployment, high inflation, decreased exports and economic recessions. Economic events in any one country can have a significant economic effect on the entire Asian region as well as on major trading partners outside Asia. Many Asian countries are subject to political risk, including corruption and conflict with neighboring Asian and non-Asian countries. For instance, the historical tensions between North Korea and South Korea, each of which has substantial military capabilities, present the risk of war and any outbreak of hostility between the two countries could adversely affect Asia as a whole. In addition, in recent years, certain Asian nations have developed strained relations with the United States and, if these relations worsen, they could affect international trade. In addition, many Asian countries are prone to natural disasters such as earthquakes and tsunamis, and the Fund’s investments in Asian issuers may be more likely to be affected by such events than its investments in other geographic regions. Any changes or trends in these economic, political and social factors could have a significant impact on Asian economies overall and may negatively affect the Fund’s investments. Moreover, the Fund may be more volatile than a geographically diversified equity fund.
Roundhill Video Games ETF | Illiquidity Risk Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	Illiquidity Risk. Illiquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid investments at an advantageous price or at the time desired. A lack of liquidity may also cause the value of investments to decline. Illiquid investments may also be difficult to value.
Roundhill Video Games ETF | Index Provider Risk Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	Index Provider Risk. There is no assurance that the Index Provider, or any agents that act on its behalf, will compile the Index accurately, or that the Index will be determined, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. The Adviser relies upon the Index Provider and its agents to compile, determine, construct, reconstitute, rebalance, compose, calculate, and disseminate the Index accurately. Any losses or costs associated with errors made by the Index Provider or its agents generally will be borne by the Fund and its shareholders.
Roundhill Video Games ETF | Market Capitalization Risk Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	Market Capitalization Risk.
◦Large-Capitalization Investing Risk. The securities of large-capitalization companies may be relatively mature compared to smaller companies and, therefore, subject to slower growth during times of economic expansion. Large-capitalization companies also may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
◦Mid-Capitalization Investing Risk. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.
◦Small-Capitalization Investing Risk. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.
Roundhill Video Games ETF | Market Capitalization Risk, Large-Capitalization Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Large-Capitalization Investing Risk. The securities of large-capitalization companies may be relatively mature compared to smaller companies and, therefore, subject to slower growth during times of economic expansion. Large-capitalization companies also may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
Roundhill Video Games ETF | Market Capitalization Risk, Mid-Capitalization Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Mid-Capitalization Investing Risk. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.
Roundhill Video Games ETF | Market Capitalization Risk, Small-Capitalization Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Small-Capitalization Investing Risk. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.
Roundhill Video Games ETF | Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. U.S. and international markets have experienced significant periods of volatility in recent years due to a number of these factors, including the impact of the COVID-19 pandemic and related public health issues, growth concerns in the U.S. and overseas, uncertainties regarding interest rates, trade tensions and the threat of tariffs imposed by the U.S. and other countries. In addition, local, regional or global events such as war, including Russia’s invasion of Ukraine, acts of terrorism, public health issues, recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets.
Roundhill Video Games ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a lesser number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and have a greater impact on the Fund’s performance.
Roundhill Video Games ETF | Passive Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Passive Investment Risk. The Fund is not actively managed and its Sub-Adviser would not sell an investment designed to provide exposure to the Index or a constituent holding of the Index due to current or projected underperformance of a security industry or sector unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a rebalancing of the Index as addressed in the Index methodology.
Roundhill Video Games ETF | Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. The Fund may invest a significant portion of its assets in the following sector and, therefore, the performance of the Fund could be negatively impacted by events affecting this sector.◦Communication Services Sector Risk. The Fund’s assets will have significant exposure to the Communication Services Sector, which means the Fund will be more affected by the performance of the Communication Services Sector than a fund that is more diversified. Market or economic factors impacting companies in the Communication Services Sector that rely heavily on technological advances could have a major effect on the value of the Fund’s investments. The value of stocks of communication services companies and companies that rely heavily on technology is particularly vulnerable to research and development costs, substantial capital requirements, product and services obsolescence, government regulation, and domestic and international competition, including competition from foreign competitors with lower production costs. Stocks of communication services companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Additionally, companies in the Communication Services Sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel. While all companies may be susceptible to network security breaches, certain companies in the Communication Services Sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.
Roundhill Video Games ETF | Sector Risk, Communication Services Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Communication Services Sector Risk. The Fund’s assets will have significant exposure to the Communication Services Sector, which means the Fund will be more affected by the performance of the Communication Services Sector than a fund that is more diversified. Market or economic factors impacting companies in the Communication Services Sector that rely heavily on technological advances could have a major effect on the value of the Fund’s investments. The value of stocks of communication services companies and companies that rely heavily on technology is particularly vulnerable to research and development costs, substantial capital requirements, product and services obsolescence, government regulation, and domestic and international competition, including competition from foreign competitors with lower production costs. Stocks of communication services companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Additionally, companies in the Communication Services Sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel. While all companies may be susceptible to network security breaches, certain companies in the Communication Services Sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.
Roundhill Video Games ETF | Tracking Error Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Tracking Error Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.
Roundhill Video Games ETF | Solactive GBS Global Markets All Cap USD Index TR (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Solactive GBS Global Markets All Cap USD Index TR(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	22.14%
Since Inception	rr_AverageAnnualReturnSinceInception	10.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 03, 2019
Roundhill Video Games ETF | Roundhill Video Games Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Roundhill Video Games Blended Index*(reflects no deduction for fees, expenses, or taxes)	[1]
1 Year	rr_AverageAnnualReturnYear01	14.10%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	2.57%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 03, 2019
Roundhill Video Games ETF | Roundhill Video Games ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	NERD
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 51
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	160
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	280
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 628
Annual Return 2020	rr_AnnualReturn2020	89.88%
Annual Return 2021	rr_AnnualReturn2021	(16.93%)
Annual Return 2022	rr_AnnualReturn2022	(43.49%)
Annual Return 2023	rr_AnnualReturn2023	13.35%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	13.35%
Since Inception	rr_AverageAnnualReturnSinceInception	1.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 03, 2019
Roundhill Video Games ETF | Roundhill Video Games ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	13.26%
Since Inception	rr_AverageAnnualReturnSinceInception	1.87%
Roundhill Video Games ETF | Roundhill Video Games ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Shares
1 Year	rr_AverageAnnualReturnYear01	8.30%
Since Inception	rr_AverageAnnualReturnSinceInception	1.62%
Roundhill Sports Betting & iGaming ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Roundhill Sports Betting & iGaming ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Roundhill Sports Betting & iGaming ETF (“Sports Betting ETF” or the “Fund”) seeks to track the total return performance, before fees and expenses, of the Morningstar® Sports Betting & iGaming Select Index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the fiscal year ended December 31, 2023, the Fund’s portfolio turnover rate was 64% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	64.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to track the total return performance, before fees and expenses, of the Index.
Morningstar® Sports Betting & iGaming Select Index
The Index was developed by Morningstar, Inc. (the “Index Provider”) and is designed to provide pure exposure to sports and online betting themes. In order to achieve such exposure, the Index is comprised of common stock (or corresponding American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”)) of domestic and foreign sports and online betting (a/k/a iGaming) companies. The Index Provider defines sports betting and iGaming companies as follows (although the definitions may change over time):
◦Sports Betting Companies – companies engaged, directly or indirectly, in analyzing sports events and wagering on the outcome, such as online bookmaking.
◦iGaming Companies – companies engaged, directly or indirectly, in betting online in games of chance, such as poker, slots, blackjack, or the lottery.
The composition of the Index is based on the following rules:
Stocks included in the Index must (i) receive a score 1 or higher from the Index Provider on either a Sports Betting or iGaming theme, (ii) have a free-float market capitalization of at least $100 million (USD), and (iii) have a minimum three-month average daily traded value of $250,000 (USD). The Index Provider will assign a score of 1 or higher to a company that the Index Provider has determined (a) is a producer of related goods or services or a supplier of those producers, and (b) is highly likely to enjoy a material net profit increase from its exposure to such Sports Betting or iGaming theme over the next five years. The Index Provider estimates the percent revenue a company will derive from its exposure to each theme at a point in time five years forward, which translates to the following scores: 0 = less than 10% revenue; 1 = 10% - 25% of revenue for a producer or supplier; 2 = 25% - 50% of revenue for a producer or supplier; 3 = greater than 50% of revenue for a supplier; 4 = greater than 50% revenue for a producer. Scores are reviewed by the Index Provider’s steering committee for quality control and to ensure consistency.
Index components are weighted in proportion to both their combined theme score and their free-float market capitalization, subject to capping constraints. Companies with higher combined theme scores are allocated a greater weight in the Index. Index components are capped to ensure that no Index component has a weight greater than 10% and the sum of components with weights greater than or equal to 5% cannot exceed 40%.
The Index is reconstituted and rebalanced annually on the Monday following the third Friday in December. The number of stocks included in the Index may vary and is subject to the selection and eligibility criteria at the time of reconstitution. As of March 31, 2024, the Index had 32 components.
The Fund’s Investment Strategy
The Fund will generally invest all, or substantially all, of its assets in the component securities of the Index, but also may invest in investments that provide comparable exposure, including but not limited to depositary receipts representing Index components and investments in other exchange-traded funds (“ETFs”). Under normal circumstances, at least 80% of the Fund’s net assets (plus borrowings for investment purposes) will be invested in securities issued by Sports Betting and iGaming Companies.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning the Fund generally will invest in all of the component securities of the Index in approximately the same proportions as in the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return, and other characteristics closely resemble the risk, return, and other characteristics of the Index as a whole, when Exchange Traded Concepts, LLC (the “Sub-Adviser”), the Fund’s sub-adviser, believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index component becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).
The Fund also may invest in securities or other investments not included in the Index, but which the Sub-Adviser believes will help the Fund track the Index. For example, the Fund may invest in securities that are not components of the Index to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions, and deletions).
To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. As of March 31, 2024, the Index was concentrated in the Casinos and Gaming Sub-Industry, a separate industry within the Consumer Discretionary Sector.
The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”).
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. As of March 31, 2024, the Index was concentrated in the Casinos and Gaming Sub-Industry, a separate industry within the Consumer Discretionary Sector.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information presented below provides some indication of the risks of investing in the Fund by showing the extent to which the Fund’s performance can change from year to year and over time. The bar chart below shows the Fund’s performance for calendar years ended December 31. The table illustrates how the Fund’s average annual returns for the 1 year and since inception periods compare with those of the Index and the Solactive GBS Global Markets All Cap USD Index TR, which reflects a broad measure of market performance. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. The Fund’s investment objective and principal investment strategies changed on October 2, 2023 to track the current Index. Prior to October 2, 2023, the Fund sought to track the total return performance, before fees and expenses, of the Roundhill Sports Betting & iGaming Index. Therefore, the performance and average annual total returns shown for periods prior to October 2, 2023 may have differed had the Fund’s current investment objective and principal investment strategies been in effect during those periods. Updated performance information is available on the Fund’s website at www.roundhillinvestments.com/etf/BETZ.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information presented below provides some indication of the risks of investing in the Fund by showing the extent to which the Fund’s performance can change from year to year and over time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.roundhillinvestments.com/etf/BETZ
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The calendar year-to-date total return of the Fund as of March 31, 2024 was 2.77%. During the period of time shown in the bar chart, the highest quarterly return was 18.79% for the quarter ended March 31, 2021, and the lowest quarterly return was -28.63% for the quarter ended June 30, 2022.
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.77%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2021
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.63%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for periods ended December 31, 2023)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Footnotes, Reason Performance Information for Class Different from Immediately Preceding Period [Text]	rr_PerformanceTableFootnotesReasonPerformanceInformationForClassDifferentFromImmediatelyPrecedingPeriod	Performance shown for periods prior to October 2, 2023 is that of the Roundhill Sports Betting & iGaming Index (the Fund’s previous index) and performance shown for the period thereafter is that of the Morningstar® Sports Betting & iGaming Select Index (the Fund’s current index).
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Roundhill Sports Betting & iGaming ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Roundhill Sports Betting & iGaming ETF | Associated Risks Of Gaming And Sports Betting Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Associated Risks of iGaming and Sports Betting Companies. The iGaming and sports betting industry is characterized by an increasingly high degree of competition among a large number of participants including from participants performing illegal activities or unregulated companies. Expansion of iGaming and sports betting in other jurisdictions (both regulated and unregulated) could increase competition with traditional betting companies, which could have an adverse impact on their financial condition, operations and cash flows. In a broader sense, iGaming and sports betting companies face competition from all manner of leisure and entertainment activities, including shopping, athletic events, television and movies, concerts and travel. In addition, established jurisdictions could award additional licenses or permit the expansion or relocation of existing sports betting companies. These companies also may be subject to increasing regulatory constraints, particularly with respect to cybersecurity and privacy. In addition to the costs of complying with such constraints, the unintended disclosure of confidential information, whether because of an error or a cybersecurity event, could adversely affect the reputation, profitability and value of these companies.
Roundhill Sports Betting & iGaming ETF | Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Concentration Risk. Because the Fund’s assets will be concentrated in an industry or group of industries to the extent the Index concentrates in a particular industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries.
◦Casinos & Gaming Industry. The Casinos & Gaming Industry includes owners and operators of casinos and gaming facilities, and companies providing lottery and betting services. The Casinos & Gaming Industry is highly competitive and companies operating in the Casinos & Gaming Industry rely heavily on consumer spending and the availability of disposable income for success. In addition, the Casinos & Gaming Industry may be negatively affected by changes in economic conditions, consumer tastes and discretionary income levels, technological developments, limited financial resources, competition from competing entertainment options, and competition for key personnel. Casinos are closely tied to the travel and tourism industry and are particularly sensitive to economic shutdowns and mitigation strategies, such as the COVID-19 pandemic. In addition, Casinos & Gaming Industry companies are highly regulated, and state and federal legislative or regulatory changes and licensing issues (as well as the laws of other countries) can significantly impact their ability to operate in certain jurisdictions. The Casinos & Gaming Industry is a sub-industry of the Hotels, Restaurants & Leisure Industry within the Consumer Discretionary Sector.
Roundhill Sports Betting & iGaming ETF | Concentration Risk, Casinos & Gaming Industry Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Casinos & Gaming Industry. The Casinos & Gaming Industry includes owners and operators of casinos and gaming facilities, and companies providing lottery and betting services. The Casinos & Gaming Industry is highly competitive and companies operating in the Casinos & Gaming Industry rely heavily on consumer spending and the availability of disposable income for success. In addition, the Casinos & Gaming Industry may be negatively affected by changes in economic conditions, consumer tastes and discretionary income levels, technological developments, limited financial resources, competition from competing entertainment options, and competition for key personnel. Casinos are closely tied to the travel and tourism industry and are particularly sensitive to economic shutdowns and mitigation strategies, such as the COVID-19 pandemic. In addition, Casinos & Gaming Industry companies are highly regulated, and state and federal legislative or regulatory changes and licensing issues (as well as the laws of other countries) can significantly impact their ability to operate in certain jurisdictions. The Casinos & Gaming Industry is a sub-industry of the Hotels, Restaurants & Leisure Industry within the Consumer Discretionary Sector.
Roundhill Sports Betting & iGaming ETF | Currency Exchange Rate Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Currency Exchange Rate Risk. The Fund may invest in investments denominated in non-U.S. currencies or in securities that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.
Roundhill Sports Betting & iGaming ETF | Cybersecurity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, the Sub-Adviser and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, the Sub-Adviser or the Fund’s other service providers, market makers, Authorized Participants (“APs”) or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders.
Roundhill Sports Betting & iGaming ETF | Depositary Receipt Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Depositary Receipt Risk. Depositary receipts, including ADRs, involve risks similar to those associated with investments in foreign securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. Depositary receipts listed on U.S. exchanges are issued by banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares (“Underlying Shares”). When the Fund invests in depositary receipts as a substitute for an investment directly in the Underlying Shares, the Fund is exposed to the risk that the depositary receipts may not provide a return that corresponds precisely with that of the Underlying Shares.
Roundhill Sports Betting & iGaming ETF | Equity Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, sectors or companies in which the Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stocks and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.
Roundhill Sports Betting & iGaming ETF | ETF Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	ETF Risks. The Fund is an ETF and, as a result of its structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums or discounts greater than those of ETFs that invest in and hold only securities and other investments that are listed and trade in the U.S.
◦Trading Risk. Although Shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.
Roundhill Sports Betting & iGaming ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Roundhill Sports Betting & iGaming ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
Roundhill Sports Betting & iGaming ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums or discounts greater than those of ETFs that invest in and hold only securities and other investments that are listed and trade in the U.S.
Roundhill Sports Betting & iGaming ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Trading Risk. Although Shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.
Roundhill Sports Betting & iGaming ETF | Foreign Securities Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). The securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. With respect to certain countries, there is the possibility of government intervention and expropriation or nationalization of assets. Because legal systems differ, there also is the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. Conversely, Shares may trade on days when foreign exchanges are closed. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.
Roundhill Sports Betting & iGaming ETF | Geographic Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.
Roundhill Sports Betting & iGaming ETF | Illiquidity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Illiquidity Risk. Illiquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid investments at an advantageous price or at the time desired. A lack of liquidity may also cause the value of investments to decline. Illiquid investments may also be difficult to value.
Roundhill Sports Betting & iGaming ETF | Index Provider Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Index Provider Risk. There is no assurance that the Index Provider, or any agents that act on its behalf, will compile the Index accurately, or that the Index will be determined, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. The Adviser relies upon the Index Provider and its agents to compile, determine, construct, reconstitute, rebalance, compose, calculate (or arrange for an agent to calculate), and disseminate the Index accurately. Any losses or costs associated with errors made by the Index Provider or its agents generally will be borne by the Fund and its shareholders.
Roundhill Sports Betting & iGaming ETF | Market Capitalization Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Market Capitalization Risk.
◦Large-Capitalization Investing Risk. The securities of large-capitalization companies may be relatively mature compared to smaller companies and, therefore, subject to slower growth during times of economic expansion. Large-capitalization companies also may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
◦Mid-Capitalization Investing Risk. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.
◦Small-Capitalization Investing Risk. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.
Roundhill Sports Betting & iGaming ETF | Market Capitalization Risk, Large-Capitalization Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Large-Capitalization Investing Risk. The securities of large-capitalization companies may be relatively mature compared to smaller companies and, therefore, subject to slower growth during times of economic expansion. Large-capitalization companies also may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
Roundhill Sports Betting & iGaming ETF | Market Capitalization Risk, Mid-Capitalization Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Mid-Capitalization Investing Risk. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.
Roundhill Sports Betting & iGaming ETF | Market Capitalization Risk, Small-Capitalization Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Small-Capitalization Investing Risk. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.
Roundhill Sports Betting & iGaming ETF | Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. U.S. and international markets have experienced significant periods of volatility in recent years due to a number of these factors, including the impact of the COVID-19 pandemic and related public health issues, growth concerns in the U.S. and overseas, uncertainties regarding interest rates, trade tensions and the threat of tariffs imposed by the U.S. and other countries. In addition, local, regional or global events such as war, including Russia’s invasion of Ukraine, acts of terrorism, public health issues, recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets.
Roundhill Sports Betting & iGaming ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a lesser number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.
Roundhill Sports Betting & iGaming ETF | Passive Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Passive Investment Risk. The Fund is not actively managed and its Sub-Adviser would not sell an investment designed to provide exposure to the Index or a constituent holding of the Index due to current or projected underperformance of a security industry or sector unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a rebalancing of the Index as addressed in the Index methodology.
Roundhill Sports Betting & iGaming ETF | Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. The Fund may invest a significant portion of its assets in the following sectors and, therefore, the performance of the Fund could be negatively impacted by events affecting each of these sectors.
◦Consumer Discretionary Sector Risk. Consumer discretionary companies are companies that provide non-essential goods and services, such as retailers, media companies and consumer services. These companies manufacture products and provide discretionary services directly to the consumer, and the success of these companies tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence.

Roundhill Sports Betting & iGaming ETF | Sector Risk, Consumer Discretionary Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Consumer Discretionary Sector Risk. Consumer discretionary companies are companies that provide non-essential goods and services, such as retailers, media companies and consumer services. These companies manufacture products and provide discretionary services directly to the consumer, and the success of these companies tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence.
Roundhill Sports Betting & iGaming ETF | Tracking Error Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Tracking Error Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.
Roundhill Sports Betting & iGaming ETF | Solactive GBS Global Markets All Cap USD Index TR (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Solactive GBS Global Markets All Cap USD Index TR(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	22.14%
Since Inception	rr_AverageAnnualReturnSinceInception	11.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 03, 2020
Roundhill Sports Betting & iGaming ETF | Roundhill Sports Betting & iGaming Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Roundhill Sports Betting & iGaming Blended Index*(reflects no deduction for fees, expenses, or taxes)	[2]
1 Year	rr_AverageAnnualReturnYear01	22.22%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	4.04%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 03, 2020
Roundhill Sports Betting & iGaming ETF | Roundhill Sports Betting & iGaming ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BETZ
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	240
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	417
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 930
Annual Return 2021	rr_AnnualReturn2021	(3.78%)
Annual Return 2022	rr_AnnualReturn2022	(41.99%)
Annual Return 2023	rr_AnnualReturn2023	21.30%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	21.30%
Since Inception	rr_AverageAnnualReturnSinceInception	3.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 03, 2020
Roundhill Sports Betting & iGaming ETF | Roundhill Sports Betting & iGaming ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	21.30%
Since Inception	rr_AverageAnnualReturnSinceInception	3.71%
Roundhill Sports Betting & iGaming ETF | Roundhill Sports Betting & iGaming ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Shares
1 Year	rr_AverageAnnualReturnYear01	12.61%
Since Inception	rr_AverageAnnualReturnSinceInception	2.89%
Roundhill Ball Metaverse ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Roundhill Ball Metaverse ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Roundhill Ball Metaverse ETF (“Ball Metaverse ETF” or the “Fund”) seeks to track the performance, before fees and expenses, of the Ball Metaverse Index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the fiscal year ended December 31, 2023, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to track the performance, before fees and expenses, of the Index. The Index seeks to track the performance of equity securities of foreign and domestic issuers that engage in activities or provide products, services, technologies, or technological capabilities to enable the Metaverse, and benefit from its generated revenues (“Metaverse Companies”). “Metaverse” is a term used to refer to a future iteration of the Internet. Users will primarily engage with the Metaverse through persistent, simultaneous, and shared three-dimensional virtual simulations and spaces. The Metaverse will also connect to physical spaces, two-dimensional Internet experiences (e.g., standard apps, webpages), and finite simulations (e.g., a game). The Metaverse will be supported by a wide range of technologies, tools, and standards that enable high volumes of concurrent users, a rich virtual-only economy of labor, goods, and services, and wide ranging interoperability of data, digital assets, and content. The Index was developed and is owned by Ball Metaverse Research Partners LLC (the “Index Provider”).
Ball Metaverse Index
To be eligible for inclusion in the Index, issuers generally must have a market capitalization or assets under management (“AUM”), as appropriate, of at least $250 million USD (and thereafter maintain a market capitalization or AUM of $200 million USD) and average daily trading volume (“ADV”) of at least $2 million over a trailing 6-month period (or if unavailable, since the issuer’s listing date). Such issuers may include foreign and domestic exchange-traded funds that primarily hold cryptocurrencies (each, a “Cryptocurrency ETF”) to the extent consistent with U.S. federal securities laws and related guidance applicable to the Fund. Currently, the Index Provider expects the universe of such Cryptocurrency ETFs to consist of bitcoin and ether ETFs listed on a Canadian or U.S. national securities exchange. The Index Provider may determine, in its discretion, to retain a Cryptocurrency ETF in the Index should its AUM and/or ADV decline below the referenced thresholds. A committee comprised of representatives from Ball Metaverse Research Partners LLC and external subject matter experts (the “Index Committee”) analyzes issuers for their current and future potential to experience profits or earn revenue from their activities or provision of products, services, technologies, or technological capabilities to enable the Metaverse, and benefit from its generated revenues. The Metaverse Companies selected for inclusion in the Index are engaged in activities that fall into one or more of the categories described below. The categories, which may change over time as technology and consumer behavior evolve, are determined by the Index Committee through its analyses of a variety of information, including information derived from corporate announcements and filings, patent filings, third-party industry assessments, third-party usage data and metrics, scientific and technology updates, executive presentations, and consumer interviews. Currently, the seven categories and their descriptions are as follows:
•Hardware – The sale and support of physical technologies and devices used to access, interact with or develop the Metaverse. This includes, but is not limited to, consumer-facing hardware, such as virtual reality headsets, mobile phones, and haptic gloves, as well as enterprise hardware such as those used to operate or create virtual or augmented reality-based environments, such as industrial cameras, projection and tracking systems, and scanning sensors. This category does not include compute-specific hardware, such as graphic processing unit chips and servers, or networking-specific hardware, such as fiber optic cabling or wireless chipsets.
•Compute – The enablement and supply of computing power to support the Metaverse, supporting such diverse and demanding functions as physics calculation, rendering, data reconciliation and synchronization, artificial intelligence, projection, motion capture and translation. This category may include blockchain-based technologies for the management of marketplaces and networks for decentralized computing capacity.
•Networking – The provision of persistent, real-time connections, high bandwidth, and decentralized data transmission by backbone providers (i.e., companies that provide access to high-speed data transmission networks), the networks, exchange centers, and services that route amongst them, as well as those managing “last mile” (i.e., the function of connecting telecommunication services directly to end-users, both businesses and residential customers, usually in a dense area) data to consumers.
•Virtual Platforms – The development and operation of immersive digital and often three-dimensional simulations, environments and worlds wherein users and businesses can explore, create, socialize and participate in a wide variety of experiences (e.g., race a car, paint a painting, attend a class, listen to music), and engage in economic activity. These businesses are differentiated from traditional online experiences and multiplayer video games by the existence of a large ecosystem of developers and content creators which generate the majority of content on and/or collect the majority of revenues built on top of the underlying platform.
•Interchange Standards – The tools, protocols, formats, services, and engines which serve as actual or de facto standards for interoperability, and enable the creation, operation and ongoing improvements to the Metaverse. These standards support activities such as rendering, physics and artificial intelligence, as well as asset formats and their import/export from experience to experience, forward compatibility management and updating, tooling and authoring activities, and information management.
•Payments – The support of digital payment processes, platforms, and operations, which includes cryptocurrencies, the companies that are fiat on-ramps to those cryptocurrencies, companies that provide or service the infrastructure and technologies to “mint” cryptocurrencies, and companies that provide the financial services necessary to trade and manage cryptocurrencies, as well as issuers of financial products that provide a means of obtaining exposure to cryptocurrencies.
•Content, Assets and Identity Services – The design/creation, sale, re-sale, storage, secure protection and financial management of digital assets, such as virtual goods, as connected to user data and identity. This contains all business and services “built on top of” and/or which “service” the Metaverse, but which are not vertically integrated into a virtual platform by the platform owner, including content which is built specifically for the Metaverse. This category may include blockchain-based technologies for the decentralized creation and trading of digital assets.
Once identified and allocated to one or more categories, Metaverse Companies are further ranked within the categories as follows:
•“Pure-Play” Companies – Issuers whose primary business models and/or growth prospects are directly linked to the Metaverse. For these issuers, continued growth in the Metaverse is expected to be critical to their economic success going forward.
•“Core” Companies – Issuers with substantial operations and/or growth prospects linked to the Metaverse. These issuers have other business units driving their economics, and thus are less affected by the growth of Metaverse than “pure-play” companies. In time, growth in the industry and/or investments in their Metaverse-specific units may lead these issuers to become “pure-play” companies if their Metaverse operations become a primary driver of economic performance. In most cases, the Metaverse-specific offerings of these issuers are core components of the Metaverse.
•“Non-Core” Companies – Issuers with operations and/or growth prospects linked to the Metaverse. These issuers derive the majority of their revenue from business lines not directly related to the Metaverse. In time, growth in the industry and/or investments in their Metaverse-specific units may lead these issuers to become “core” companies if their Metaverse operations become a relevant driver of economic performance. It is unlikely, based on current information, that the Metaverse-specific offerings of “non-core” companies would become the primary driver of such economic performance going forward.
Metaverse Companies are weighted on a tiered basis whereby “pure-play” companies receive two and a half times the initial weighting of “core” companies and five times the initial weighting of “non-core” companies, while “core” companies” receive two times the initial weighting of “non-core” companies. These initial weights are calculated based on the number of issuers in each category in the Index upon rebalancing to ensure the aggregate combined weight of each category equals 100%.
A category may have any number of “pure-play,” “core” or “non-core” companies, or none. In the event no issuers are identified for a particular category, the weight for that category will be allocated across the other categories on a pro rata basis. The weight of any category is capped at 25% of the total Index weight upon rebalance.
The weight of any issuer in the Index is capped at 8%. Any issuer weight in excess of 8% will be pro-rated across the remaining Index components, subject to the 25% category cap. Depending on the number of issuers that qualify as Metaverse Companies, the number of Index components, and therefore the anticipated number of Fund holdings, may range from 25 to 100.
The Fund’s Investment Strategy
Under normal circumstances, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested in Metaverse Companies, which may include investments in American Depository Receipts (“ADRs”). Like the Index, the Fund may have indirect exposure to cryptocurrencies, such as bitcoin and ether, through investments in one or more Cryptocurrency ETFs, as well as through publicly traded securities of companies engaged in cryptocurrency-related businesses and activities. The Fund will not invest directly in cryptocurrencies.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest in all of the component securities of the Index in approximately the same proportions as in the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole, when Exchange Traded Concepts, LLC (the “Sub-Adviser”), the Fund’s sub-adviser, believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).
The Fund also may invest in securities or other investments not included in the Index, but which the Sub-Adviser believes will help the Fund track the Index. For example, the Fund may invest in securities that are not components of the Index to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions, and deletions).
To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. As of March 31, 2024, the Index was concentrated in the Internet Services & Infrastructure, Semiconductors, and Software industries within the Information Technology Sector.
The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”).
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. As of March 31, 2024, the Index was concentrated in the Internet Services & Infrastructure, Semiconductors, and Software industries within the Information Technology Sector.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information presented below provides some indication of the risks of investing in the Fund by showing the extent to which the Fund’s performance can change from year to year and over time. The bar chart below shows the Fund’s performance for the calendar year ended December 31. The table illustrates how the Fund’s average annual returns for the 1 year and since inception periods compare with those of the Index and the Solactive GBS Global Markets All Cap USD Index TR, which reflects a broad measure of market performance. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.roundhillinvestments.com/etf/METV.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information presented below provides some indication of the risks of investing in the Fund by showing the extent to which the Fund’s performance can change from year to year and over time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.roundhillinvestments.com/etf/METV
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The calendar year-to-date total return of the Fund as of March 31, 2024 was 7.89%. During the period of time shown in the bar chart, the highest quarterly return was 30.38% for the quarter ended March 31, 2023, and the lowest quarterly return was -32.88% for the quarter ended June 30, 2022.
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.89%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.88%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for periods ended December 31, 2023)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Roundhill Ball Metaverse ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Roundhill Ball Metaverse ETF | Concentration Risk Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	Concentration Risk. Because the Fund’s assets will be concentrated in an industry or group of industries to the extent the Index concentrates in a particular industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries.
◦Internet Services & Infrastructure Industry Risk. Many Internet-related companies have incurred large losses since their inception and may continue to incur large losses in the hope of capturing market share and generating future revenues. Accordingly, many such companies expect to incur significant operating losses for the foreseeable future, and may never be profitable. The markets in which many Internet companies compete face rapidly evolving industry standards, frequent new service and product announcements, introductions, and enhancements, and changing customer demands. The failure of an Internet company to adapt to such changes could have a material adverse effect on the company’s business. Additionally, the widespread adoption of new Internet, networking, telecommunications technologies, or other technological changes could require substantial expenditures by an Internet company to modify or adapt its services or infrastructure, which could have a material adverse effect on an Internet company’s business.
◦Semiconductors Industry Risk. Competitive pressures may have a significant effect on the financial condition of semiconductor companies and, as product cycles shorten and manufacturing capacity increases, these companies may become increasingly subject to aggressive pricing, which hampers profitability. Reduced demand for end-user products, under-utilization of manufacturing capacity, and other factors could adversely impact the operating results of companies in the Semiconductors Industry. Semiconductor companies typically face high capital costs and may be heavily dependent on intellectual property rights. The Semiconductors Industry is highly cyclical, which may cause the operating results of many semiconductor companies to vary significantly. The stock prices of companies in the Semiconductors Industry have been and likely will continue to be extremely volatile.
◦Software Industry Risk. The Software Industry can be significantly affected by intense competition, aggressive pricing, technological innovations, and product obsolescence. Companies in the Software Industry are subject to significant competitive pressures, such as aggressive pricing, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of these companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in this industry, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many software companies have limited operating histories. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Roundhill Ball Metaverse ETF | Concentration Risk, Internet Services & Infrastructure Industry Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Internet Services & Infrastructure Industry Risk. Many Internet-related companies have incurred large losses since their inception and may continue to incur large losses in the hope of capturing market share and generating future revenues. Accordingly, many such companies expect to incur significant operating losses for the foreseeable future, and may never be profitable. The markets in which many Internet companies compete face rapidly evolving industry standards, frequent new service and product announcements, introductions, and enhancements, and changing customer demands. The failure of an Internet company to adapt to such changes could have a material adverse effect on the company’s business. Additionally, the widespread adoption of new Internet, networking, telecommunications technologies, or other technological changes could require substantial expenditures by an Internet company to modify or adapt its services or infrastructure, which could have a material adverse effect on an Internet company’s business.
Roundhill Ball Metaverse ETF | Concentration Risk, Semiconductors Industry Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Semiconductors Industry Risk. Competitive pressures may have a significant effect on the financial condition of semiconductor companies and, as product cycles shorten and manufacturing capacity increases, these companies may become increasingly subject to aggressive pricing, which hampers profitability. Reduced demand for end-user products, under-utilization of manufacturing capacity, and other factors could adversely impact the operating results of companies in the Semiconductors Industry. Semiconductor companies typically face high capital costs and may be heavily dependent on intellectual property rights. The Semiconductors Industry is highly cyclical, which may cause the operating results of many semiconductor companies to vary significantly. The stock prices of companies in the Semiconductors Industry have been and likely will continue to be extremely volatile.
Roundhill Ball Metaverse ETF | Concentration Risk, Software Industry Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Software Industry Risk. The Software Industry can be significantly affected by intense competition, aggressive pricing, technological innovations, and product obsolescence. Companies in the Software Industry are subject to significant competitive pressures, such as aggressive pricing, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of these companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in this industry, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many software companies have limited operating histories. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Roundhill Ball Metaverse ETF | Cryptocurrency ETF Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Cryptocurrency ETF Risk. The Fund may invest in or have exposure to one or more Cryptocurrency ETFs that primarily hold bitcoin or ether to the extent consistent with U.S. federal securities laws and related guidance applicable to the Fund. Cryptocurrency ETFs are relatively new investment products, with domestic bitcoin ETFs having commenced trading in January 2024. As a result, the Cryptocurrency ETFs in which the Fund may invest may have limited financial and operating histories. To the extent the Fund invests directly in shares of a Cryptocurrency ETF, the Fund will hold shares representing a fractional undivided beneficial interest in the net assets of the Cryptocurrency ETF and bear its ratable share of the Cryptocurrency ETF’s expenses. As a result, Fund shareholders will indirectly pay the fees of any Cryptocurrency ETF to which the Fund has investment exposure in addition to the Fund’s total annual fund operating expenses. The Fund’s investment exposure to Cryptocurrency ETFs subjects the Fund to many of the same risks as an investment in bitcoin or ether, including those described elsewhere in this Prospectus. The value of interests in Cryptocurrency ETFs and their reference cryptocurrency is subject to a number of factors, including the capabilities and development of blockchain technologies, cryptocurrencies’ dependence on the internet, other technologies, and the role played by key service providers, users, developers and other facilitators (e.g., miners) and the potential for malicious activity at various stages in the cryptocurrency investment cycle. The Fund expects to purchase shares of any Cryptocurrency ETF in the secondary market at its market price, which may be highly volatile and may not closely correspond to either the NAV per share of the Cryptocurrency ETF or the price of the reference cryptocurrency (i.e., bitcoin or ether). Shares of Cryptocurrency ETFs may trade at premiums (i.e., the market price of the shares is more than the NAV) or discounts (i.e., the market price of the shares is less than the NAV), which may be significant. The risk that share prices differ from a Cryptocurrency ETF’s NAV and/or the price of the Cryptocurrency ETF’s reference cryptocurrency is likely to increase during times of market volatility or stressed market conditions. Under such conditions, the market for shares of Cryptocurrency ETFs may become less liquid making it difficult for the Fund to either increase or decrease its investment exposure to Cryptocurrency ETFs. Extreme volatility affecting cryptocurrencies may persist for extended periods and the value of the Fund’s investment in a Cryptocurrency ETF may decline significantly without recovery. The shares of Cryptocurrency ETFs in which the Fund may invest or to which the Fund may have investment exposure are generally not registered under the 1940 Act, and therefore, do not afford the Fund the investor protections typical of investments in U.S. registered funds.

Roundhill Ball Metaverse ETF | Cryptocurrency Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Cryptocurrency Risk. While the Fund will not invest directly in cryptocurrencies, the value of certain of the Fund’s investments in Cryptocurrency ETFs that invest in cryptocurrencies, such as bitcoin and ether, and in publicly traded securities of companies engaged in cryptocurrency-related businesses and activities are subject to fluctuations in the value of the bitcoin and ether, which may be highly volatile. Cryptocurrencies (also referred to as “virtual currencies” and “digital currencies”) are digital assets designed to act as a medium of exchange. The value of cryptocurrencies is determined by supply and demand in the global cryptocurrency markets, which consist primarily of transactions of the respective cryptocurrencies on electronic exchanges or trading venues. Cryptocurrencies are relatively new, and their value is influenced by a wide variety of factors that are uncertain and difficult to evaluate, such as the infancy of their development, regulatory changes, a crisis of confidence, their dependence on technologies such as cryptographic protocols, their dependence on the role played by miners and developers and the potential for malicious activity (e.g., theft). Cryptocurrency generally operates without central authority (such as a bank) and is not backed by any government. Cryptocurrency is not legal tender. Currently, there is relatively limited use of cryptocurrency in the retail and commercial marketplaces, which contributes to price volatility. Federal, state and/or foreign governments may restrict the use and exchange of cryptocurrency, and regulation in the U.S. is still developing. The market price of cryptocurrencies, such as bitcoin and ether, has been subject to extreme fluctuations. If cryptocurrency markets continue to be subject to sharp fluctuations, investors may experience losses. Similar to fiat currencies (i.e., a currency that is backed by a central bank or a national, supra-national or quasi-national organization), cryptocurrencies are susceptible to theft, loss, and destruction. Cryptocurrency exchanges and other trading venues on which cryptocurrencies trade are relatively new and, in most cases, largely unregulated and may therefore be more exposed to market manipulation, fraud and failure than established, regulated exchanges for securities, derivatives and other currencies. Investors in cryptocurrency may have little or no recourse should such theft, fraud or manipulation occur and could suffer significant losses. Additionally, holders of cryptocurrency may not be able to access their wallets due to the loss, theft, compromise or destruction of the private keys associated with the public addresses that hold the cryptocurrency. The Fund’s indirect investment in cryptocurrency subjects it to volatility experienced by the cryptocurrency exchanges and other cryptocurrency trading venues, which may adversely affect the value of the Fund. Cryptocurrency exchanges may stop operating or permanently shut down due to fraud, technical glitches, hackers or malware, which may also affect the price of cryptocurrencies and thus the Fund’s investments in cryptocurrency-related instruments or in publicly traded securities of companies engaged in cryptocurrency-related businesses and activities.
The value of both bitcoin and ether may be adversely impacted if their respective networks do not develop at the pace of demand; if network participants (“miners” when referring to bitcoin or “validators” when referring to ether) acquire a significant share that would allow them to have unintended capabilities; and if “forks,” as discussed later in this prospectus, form.

Roundhill Ball Metaverse ETF | Currency Exchange Rate Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Currency Exchange Rate Risk. The Fund may invest in investments denominated in non-U.S. currencies or in securities that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.
Roundhill Ball Metaverse ETF | Cybersecurity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, the Sub-Adviser and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, the Sub-Adviser or the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, or the issuers of securities in which the Fund invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell Shares, potentially resulting in financial losses to the Fund and its shareholders.
Roundhill Ball Metaverse ETF | Depositary Receipt Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Depositary Receipt Risk. Depositary receipts, including ADRs, involve risks similar to those associated with investments in foreign securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. Depositary receipts listed on U.S. exchanges are issued by banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares (“Underlying Shares”). When the Fund invests in depositary receipts as a substitute for an investment directly in the Underlying Shares, the Fund is exposed to the risk that the depositary receipts may not provide a return that corresponds precisely with that of the Underlying Shares. Because the Underlying Shares trade on foreign exchanges that may be closed when the Fund’s primary listing exchange is open, the Fund may experience premiums and discounts greater than those of funds without exposure to such Underlying Shares.
Roundhill Ball Metaverse ETF | Equity Market Risk Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, sectors or companies in which the Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stocks and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.
Roundhill Ball Metaverse ETF | ETF Risks Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	ETF Risks. The Fund is an ETF and, as a result of its structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums or discounts greater than those of ETFs that invest in and hold only securities and other investments that are listed and trade in the U.S.
◦Trading Risk. Although Shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.
Roundhill Ball Metaverse ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Roundhill Ball Metaverse ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
Roundhill Ball Metaverse ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums or discounts greater than those of ETFs that invest in and hold only securities and other investments that are listed and trade in the U.S.
Roundhill Ball Metaverse ETF | ETF Risks, Trading Risk Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	Trading Risk. Although Shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.
Roundhill Ball Metaverse ETF | Foreign Securities Risks Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). The securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. With respect to certain countries, there is the possibility of government intervention and expropriation or nationalization of assets. Because legal systems differ, there also is the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. Conversely, Shares may trade on days when foreign exchanges are closed. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.
Roundhill Ball Metaverse ETF | Index Provider Risk Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	Index Provider Risk. There is no assurance that the Index Provider, or any agents that act on its behalf, will compile the Index accurately, or that the Index will be determined, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. The Adviser relies upon the Index Provider and its agents to compile, determine, construct, reconstitute, rebalance, compose, calculate, and disseminate the Index accurately. Any losses or costs associated with errors made by the Index Provider or its agents generally will be borne by the Fund and its shareholders.
Roundhill Ball Metaverse ETF | Issuer Risk Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	Issuer Risk. Because the Fund may invest in a limited number of issuers, it is subject to the risk that the value of the Fund’s portfolio may decline due to a decline in value of the equity securities of particular issuers. The value of an issuer’s equity securities may decline for reasons directly related to the issuer, such as management performance and reduced demand for the issuer’s goods or services.
Roundhill Ball Metaverse ETF | Market Capitalization Risk Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	Market Capitalization Risk.
◦Large-Capitalization Investing Risk. The securities of large-capitalization companies may be relatively mature compared to smaller companies and, therefore, subject to slower growth during times of economic expansion. Large-capitalization companies also may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
◦Mid-Capitalization Investing Risk. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.
◦Small-Capitalization Investing Risk. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.
Roundhill Ball Metaverse ETF | Market Capitalization Risk, Large-Capitalization Investing Risk Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	Large-Capitalization Investing Risk. The securities of large-capitalization companies may be relatively mature compared to smaller companies and, therefore, subject to slower growth during times of economic expansion. Large-capitalization companies also may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
Roundhill Ball Metaverse ETF | Market Capitalization Risk, Mid-Capitalization Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Mid-Capitalization Investing Risk. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.
Roundhill Ball Metaverse ETF | Market Capitalization Risk, Small-Capitalization Investing Risk Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	Small-Capitalization Investing Risk. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.
Roundhill Ball Metaverse ETF | Market Risk Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. U.S. and international markets have experienced significant periods of volatility in recent years due to a number of these factors, including the impact of the COVID-19 pandemic and related public health issues, growth concerns in the U.S. and overseas, uncertainties regarding interest rates, trade tensions and the threat of tariffs imposed by the U.S. and other countries. In addition, local, regional or global events such as war, including Russia’s invasion of Ukraine, acts of terrorism, public health issues, recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets.
Roundhill Ball Metaverse ETF | Models And Data Risk Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	Models and Data Risk. The composition of the Index is heavily dependent on the use of proprietary quantitative models as well as information and data supplied by third parties (“Models and Data”). When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities from the Index universe that would have been excluded or included had the Models and Data been correct and complete. If the composition of the Index reflects such errors, the Fund’s portfolio can be expected to also reflect the errors.
Roundhill Ball Metaverse ETF | Risk Nondiversified Status [Member]
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Risk Narrative [Text Block]	rr_RiskTextBlock	Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a lesser number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.
Roundhill Ball Metaverse ETF | Passive Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Passive Investment Risk. The Fund is not actively managed and its Sub-Adviser would not sell an investment designed to provide exposure to the Index or a constituent holding of the Index due to current or projected underperformance of a security industry or sector unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a rebalancing of the Index as addressed in the Index methodology.
Roundhill Ball Metaverse ETF | Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. The Fund may invest a significant portion of its assets in the following sector and, therefore, the performance of the Fund could be negatively impacted by events affecting this sector.◦Information Technology Sector Risk. The Information Technology sector includes companies engaged in internet software and services, technology hardware and storage peripherals, electronic equipment instruments and components, and semiconductors and semiconductor equipment. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face rapid product obsolescence due to technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Failure to introduce new products, develop and maintain a loyal customer base, or achieve general market acceptance for their products could have a material adverse effect on a company’s business. Companies in the Information Technology Sector are heavily dependent on intellectual property and the loss of patent, copyright and trademark protections may adversely affect the profitability of these companies.
Roundhill Ball Metaverse ETF | Sector Risk, Information Technology Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Information Technology Sector Risk. The Information Technology sector includes companies engaged in internet software and services, technology hardware and storage peripherals, electronic equipment instruments and components, and semiconductors and semiconductor equipment. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face rapid product obsolescence due to technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Failure to introduce new products, develop and maintain a loyal customer base, or achieve general market acceptance for their products could have a material adverse effect on a company’s business. Companies in the Information Technology Sector are heavily dependent on intellectual property and the loss of patent, copyright and trademark protections may adversely affect the profitability of these companies.
Roundhill Ball Metaverse ETF | Tax Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Tax Risk. The Fund may invest in certain non-U.S. entities that own cryptocurrency. Direct and indirect Investments in cryptocurrencies introduce complexities beyond typical equity investments and may subject the Fund to certain tax risks. In particular, the Fund’s exposure to cryptocurrencies is expected to be obtained primarily through its investment in non-U.S. ETFs treated as “passive foreign investment companies” (“PFICs”) under the Internal Revenue Code of 1986, as amended (the “Code”), thereby subjecting the Fund to special tax rules applicable to PFIC holdings. If the Fund holds an equity investment in an entity treated as a PFIC, such as investments in certain non-U.S. ETFs that own cryptocurrency, the Fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of shares in the PFIC even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains unless the Fund makes certain elections.
Roundhill Ball Metaverse ETF | Tracking Error Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Tracking Error Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.
Roundhill Ball Metaverse ETF | Solactive GBS Global Markets All Cap USD Index TR (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Solactive GBS Global Markets All Cap USD Index TR(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	22.14%
Since Inception	rr_AverageAnnualReturnSinceInception	1.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 29, 2021
Roundhill Ball Metaverse ETF | Ball Metaverse Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Ball Metaverse Index(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	61.46%
Since Inception	rr_AverageAnnualReturnSinceInception	(9.49%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 29, 2021
Roundhill Ball Metaverse ETF | Roundhill Ball Metaverse ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	METV
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.59%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.59%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 60
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	189
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	329
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 738
Annual Return 2022	rr_AnnualReturn2022	(52.44%)
Annual Return 2023	rr_AnnualReturn2023	60.37%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	60.37%
Since Inception	rr_AverageAnnualReturnSinceInception	(10.02%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 29, 2021
Roundhill Ball Metaverse ETF | Roundhill Ball Metaverse ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	60.31%
Since Inception	rr_AverageAnnualReturnSinceInception	(10.04%)
Roundhill Ball Metaverse ETF | Roundhill Ball Metaverse ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Shares
1 Year	rr_AverageAnnualReturnYear01	35.79%
Since Inception	rr_AverageAnnualReturnSinceInception	(7.48%)
Roundhill Cannabis ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Roundhill Cannabis ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Roundhill Cannabis ETF (“Cannabis ETF” or the “Fund”) seeks capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the fiscal year ended December 31, 2023, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees. Effective May 1, 2023, the Board approved a reduction in the unified management fee from 0.75% to 0.39% to be paid by the Fund to the Adviser.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses (“AFFE”) are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude AFFE.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing primarily in exchange-listed equity securities and total return swaps intended to provide exposure to the cannabis and hemp ecosystem. The cannabis and hemp ecosystem encompasses businesses involved in the production, distribution and marketing of cannabis and hemp and products derived therefrom. Under normal circumstances, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested in equity securities, including common stock and depositary receipts, of companies and real estate investment trusts (“REITs”) that derive at least 50% of their net revenue from, or invest a majority of their assets in, the cannabis and hemp ecosystem (“Cannabis Companies”) and in derivatives that have economic characteristics similar to such securities.
The cannabis and hemp ecosystem spans a wide variety of sectors and industries including the agriculture, biotechnology, pharmaceuticals, real estate, retail, and finance sectors and industries. Cannabis Companies may be categorized within any of these sectors and industries and engage in the cannabis and hemp ecosystem in several ways, including the following:
•Production and/or distribution of cannabis-related and/or hemp-related products, including those for medical (including research and development) and therapeutic uses;
•Business to business providers for the cannabis and hemp ecosystem, including technology, agricultural technology, real estate, financing, and commercial services companies; and/or
•Business to consumer providers for the cannabis industry, including technology and media, consumption devices/mechanisms, and retailing companies.
Generally, the terms “marijuana” and “cannabis” are used interchangeably and refer to products derived from the cannabis plant, including cannabinoids. Cannabinoids are the chemical compounds secreted by cannabis plants. Cannabinoids can also be synthetically produced chemical compounds and used in lawful research and development of prescription drugs or other products utilizing cannabinoids as an active ingredient. Hemp refers to the industrial/commercial use of the cannabis stalk and seed for textiles, foods, papers, body care products, detergents, plastics and building materials. The Fund will not invest directly in or hold ownership in any companies that engage in cannabis-related business unless such business is permitted by national and local laws of the relevant jurisdiction, including U.S. federal and state laws.
Roundhill Financial Inc. (the “Adviser”), the investment adviser to the Fund, uses qualitative factors, such as publicly available company filings, publicly available research, and press releases, to identify a universe of Cannabis Companies by determining a company’s thematic relevance to the cannabis and hemp ecosystem. Based on its analysis, each Cannabis Company selected for the Fund will be assigned a weight that generally will be on a modified market capitalization basis, to seek to create a portfolio that reflects companies that contribute to the cannabis and hemp ecosystem through a variety of cannabis-related products and services.
The Fund may invest in securities issued by small, medium and large capitalization companies operating in emerging, frontier, and developed market countries. The Fund may purchase equity securities that trade on U.S. or non-U.S. securities exchanges and American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”). The Fund may invest in both equity and mortgage REITs. Further, the Fund may utilize derivative instruments that are available or traded on the over-the-counter (“OTC”) market or listed and traded on an exchange to obtain expose to Cannabis Companies. The Fund anticipates investing primarily in total return swaps to obtain such exposure. A total return swap is a contract in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities, or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets.
The Fund expects to concentrate at least 25% of its investments in the Pharmaceuticals, Biotechnology & Life Sciences Industry Group as defined by the Global Industry Classification (GICS®) or other similar categorization scheme. This level of exposure may change over time and in response to changes in the cannabis and hemp ecosystem.
The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”).

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund expects to concentrate at least 25% of its investments in the Pharmaceuticals, Biotechnology & Life Sciences Industry Group as defined by the Global Industry Classification (GICS®) or other similar categorization scheme. This level of exposure may change over time and in response to changes in the cannabis and hemp ecosystem.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information presented below provides some indication of the risks of investing in the Fund by showing the extent to which the Fund’s performance can change from year to year and over time. The bar chart below shows the Fund’s performance for the calendar year ended December 31. The table illustrates how the Fund’s average annual returns for the 1 year and since inception periods compare with those of the Solactive GBS Global Markets All Cap USD Index TR, which reflects a broad measure of market performances. The table also shows how the Fund’s performance compares to the North American Cannabis Net Total Return Index, which tracks the performance of a basket of North American publicly listed companies with significant business activities in the marijuana industry. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.roundhillinvestments.com/etf/WEED.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information presented below provides some indication of the risks of investing in the Fund by showing the extent to which the Fund’s performance can change from year to year and over time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.roundhillinvestments.com/etf/WEED
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The calendar year-to-date total return of the Fund as of March 31, 2024 was 43.95%. During the period of time shown in the bar chart, the highest quarterly return was 49.24% for the quarter ended September 30, 2023, and the lowest quarterly return was -23.20% for the quarter ended March 31, 2023.
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	43.95%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	49.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2023
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.20%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for periods ended December 31, 2023)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Roundhill Cannabis ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Roundhill Cannabis ETF | Cash Transaction Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Cash Transaction Risk. The Fund expects to effect certain of its creations and redemptions for cash, rather than in-kind securities. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. The use of cash creations and redemptions may also cause the Fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Further, effecting purchases and redemptions primarily in cash may cause the Fund to incur certain costs, such as portfolio transaction costs. These costs can decrease the Fund’s NAV if not offset by an authorized participant transaction fee.
Roundhill Cannabis ETF | United States Regulatory Risks Of The Cannabis Industry Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	United States Regulatory Risks of the Cannabis Industry. The possession and use of marijuana, even for medical purposes, is illegal under federal and certain states’ laws, which may negatively impact the value of the Fund’s investments. Use of marijuana is regulated by both the federal government and state governments, and state and federal laws regarding marijuana often conflict. Even in those states in which the use of marijuana has been legalized, its possession and use remains a violation of federal law. Federal law criminalizing the use of marijuana pre-empts state laws that legalize its use for medicinal and recreational purposes. Actions by federal agencies, such as increased enforcement of current federal marijuana laws and the prosecution of nonviolent federal drug crimes by the U.S. Department of Justice (“DOJ”), could produce a chilling effect on the industry’s growth and discourage banks from expanding their services to Cannabis Companies where such services are currently limited. Any of these outcomes would negatively affect the profitability and value of the Fund’s investments and even its ability to pursue its stated investment objective. The conflict between the regulation of marijuana under federal and state law creates volatility and risk for all Cannabis Companies.
Because marijuana is a Schedule I controlled substance under the Controlled Substances Act (“CSA”), meaning that it has a high potential for abuse, has no currently “accepted medical use” in the United States, lacks accepted safety for use under medical supervision, and may not be prescribed, marketed or sold in the United States, few drug products containing cannabis or cannabis extracts have been approved for use by the Food and Drug Administration (“FDA”) or obtained registrations for commercial production from the U.S. Drug Enforcement Agency (“DEA”), and there is no guarantee that such products will ever be legally produced or sold in the U.S. Cannabis Companies in the U.S. that engage in research, manufacturing, distributing, importing or exporting, or dispensing controlled substances must be registered (licensed) to perform these activities and have the security, control, recordkeeping, reporting and inventory mechanisms required by the DEA to prevent drug loss and diversion. Failure to obtain the necessary registrations or comply with necessary regulatory requirements may significantly impair the ability of certain companies in which the Fund invests to pursue medical marijuana research or to otherwise cultivate, possess or distribute marijuana. In addition, because cannabis is a Schedule I controlled substance, Section 280E of the Internal Revenue Code of 1986
(“Internal Revenue Code”) applies by its terms to the purchase and sale of medical-use cannabis products and provides that no deduction or credit is allowed for expenses incurred during a taxable year “in carrying on any trade or business if such trade or business (or the activities which comprise such trade or business) consists of trafficking in controlled substances (within the meaning of Schedules I and II of the CSA) which is prohibited by federal law or the law of any state in which such trade or business is conducted.” The disallowance of such tax deductions will likely affect the value of Cannabis Companies.

Roundhill Cannabis ETF | Non-U.S. Regulatory Risks Of The Cannabis Industry Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Non-U.S. Regulatory Risks of the Cannabis Industry. Laws and regulations related to the possession, use (medical and recreational), sale, transport and cultivation of marijuana vary throughout the world, and the Fund will only invest in non-U.S. Cannabis Companies if such companies are operating legally in the relevant jurisdiction. Even if a company's operations are permitted under current law, they may not be permitted in the future, in which case such company may not be in a position to carry on its operations in its current locations. Additionally, controlled substance legislation differs between countries and legislation in certain countries may restrict or limit the ability of certain companies in which the Fund invests to sell their products.
Roundhill Cannabis ETF | Operational Risks Of The Cannabis Industry Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Operational Risks of the Cannabis Industry. Companies involved in the cannabis industry face intense competition, may have limited access to the services of banks, may have substantial burdens on company resources due to litigation, complaints or enforcement actions, and are heavily dependent on receiving necessary permits and authorizations to engage in medical cannabis research or to otherwise cultivate, possess or distribute cannabis. Because the cultivation, possession, and distribution of cannabis is in all circumstances illegal under United States federal law, federally regulated banking institutions may be unwilling to make financial services available to growers and sellers of cannabis.
Roundhill Cannabis ETF | United States Regulatory Risks Of Hemp Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	United States Regulatory Risks of Hemp. “Hemp,” as defined in the Agriculture Improvement Act of 2018 (the “Farm Bill”), refers to cannabis plants with a tetrahydrocannabinol (“THC”) concentration of not more than 0.3% on a dry weight basis, as well as derivatives thereof, whereas “marijuana” refers to all other cannabis plants and derivatives thereof. The Farm Bill effectively removes hemp from the list of controlled substances and allows states to regulate its production, commerce and research with approval from the United States Department of Agriculture (“USDA”). Certain portfolio holdings may sell dietary supplements and/or foods containing CBD within the United States. While the Farm Bill removes hemp and hemp-derived products from the controlled substances list under the CSA, it does not legalize CBD in every circumstance. CBD, depending on the source from which it was derived, can still be classified as a Schedule I substance under the CSA’s definition of “marihuana.” The exception for CBD from the definition of “marihuana” only applies if the CBD is derived from “hemp.” U.S. federal law also requires that: (i) the hemp is produced by a licensed producer; and (ii) in a manner consistent with the applicable federal and state regulations. CBD and other cannabinoids produced from marijuana as defined by the CSA remain an illegal Schedule I substance under federal law. In addition, many state laws include all CBD within definitions of marijuana and some states have policies or laws that otherwise prohibit or restrict CBD sales. The Farm Bill delegates to the FDA responsibility for regulating products containing hemp or derivatives thereof (including CBD) under the Federal Food, Drug, and Cosmetic Act (the “FD&C”). Under the FD&C, if a substance (such as CBD) is an active ingredient in a drug product that has been approved by the FDA, then the substance cannot be sold in dietary supplements or foods without FDA approval, unless the substance was marketed as a dietary supplement or as a conventional food before the drug was approved or before the new drug investigations were authorized. The FDA has publicly taken the position that CBD cannot be sold in dietary supplements or foods because CBD is an active ingredient in an FDA-approved drug. Future federal and/or state laws or regulations could drastically curtail permissible uses of hemp, which could have an adverse effect of the value of the Fund’s investments in companies with business interests in hemp and hemp-based products.
Roundhill Cannabis ETF | Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Concentration Risk. The Fund expects to have concentrated (i.e., invest more than 25% of its net assets) investment exposure in the Pharmaceuticals, Biotechnology & Life Sciences Industry Group. As a result, the Fund is more vulnerable to adverse market, economic, regulatory, political or other developments affecting those industries, or groups of related industries, than a fund that invests its assets in a more diversified manner.
◦Pharmaceuticals, Biotechnology & Life Sciences Industry Group Risk. Companies in the Pharmaceuticals, Biotechnology & Life Sciences Industry Group can be significantly affected by, among other things, government approval of products and services, government regulation and reimbursement rates, product liability claims, patent expirations and protection, and intense competition.

Roundhill Cannabis ETF | Concentration Risk, Pharmaceuticals, Biotechnology & Life Sciences Industry Group Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Pharmaceuticals, Biotechnology & Life Sciences Industry Group Risk. Companies in the Pharmaceuticals, Biotechnology & Life Sciences Industry Group can be significantly affected by, among other things, government approval of products and services, government regulation and reimbursement rates, product liability claims, patent expirations and protection, and intense competition.

Roundhill Cannabis ETF | Counterparty Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Counterparty Risk. The Fund may use swap agreements to gain exposure to a particular group of securities, index, asset class or other reference asset without actually purchasing those securities or investments, to hedge a position, or for other investment purposes. Through these investments and related arrangements (e.g., prime brokerage or securities lending arrangements or derivatives transactions), the Fund is exposed to credit risks that the counterparty may be unwilling or unable to make timely payments or otherwise to meet its contractual obligations. If the counterparty becomes bankrupt or defaults on (or otherwise becomes unable or unwilling to perform) its payment or other obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive or may experience delays in recovering the collateral or other assets held by, or on behalf of, the counterparty. If this occurs, the value of your shares in the Fund will decrease.
Roundhill Cannabis ETF | Currency Exchange Rate Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Currency Exchange Rate Risk. The Fund may invest in investments denominated in non-U.S. currencies or in securities that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.
Roundhill Cannabis ETF | Cybersecurity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, the Sub-Adviser and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, the Sub-Adviser or the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, or the issuers of securities in which the Fund invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell Shares, potentially resulting in financial losses to the Fund and its shareholders.
Roundhill Cannabis ETF | Depositary Receipt Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Depositary Receipt Risk. Depositary receipts, including ADRs and GDRs, involve risks similar to those associated with investments in foreign securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. Depositary receipts listed on U.S. exchanges are issued by banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares (“Underlying Shares”). When the Fund invests in depositary receipts as a substitute for an investment directly in the Underlying Shares, the Fund is exposed to the risk that the depositary receipts may not provide a return that corresponds precisely with that of the Underlying Shares. Because the Underlying Shares trade on foreign exchanges that may be closed when the Fund’s primary listing exchange is open, the Fund may experience premiums and discounts greater than those of funds without exposure to such Underlying Shares.
Roundhill Cannabis ETF | Derivatives Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Derivatives Risk. The Fund intends to invest in total return swaps, which are a type of derivative. Derivatives may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The Fund’s use of derivatives to obtain short exposure, if any, may result in greater volatility of the Fund's NAV per share. If the Adviser and Sub-Adviser are incorrect about their expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. In addition, the Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments. Some of the derivatives in which the Fund invests may be traded (and privately negotiated) in the OTC market. OTC derivatives are subject to heightened counterparty credit, liquidity and valuation risks. Certain risks also are specific to the derivatives in which the Fund invests. ◦Swap Agreements Risk. Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, for certain standardized swaps, must be exchange-traded through a futures commission merchant and/or cleared through a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. While exchange trading and central clearing are intended to reduce counterparty credit risk and increase liquidity, they do not make swap transactions risk-free. Additionally, applicable regulators have adopted rules imposing certain margin requirements, including minimums, on OTC swaps, which may result in the Fund and its counterparties posting higher margin amounts for OTC swaps, which could increase the cost of swap transactions to the Fund and impose added operational complexity.
Roundhill Cannabis ETF | Derivatives Risk, Swap Agreements Risk Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	Swap Agreements Risk. Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, for certain standardized swaps, must be exchange-traded through a futures commission merchant and/or cleared through a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. While exchange trading and central clearing are intended to reduce counterparty credit risk and increase liquidity, they do not make swap transactions risk-free. Additionally, applicable regulators have adopted rules imposing certain margin requirements, including minimums, on OTC swaps, which may result in the Fund and its counterparties posting higher margin amounts for OTC swaps, which could increase the cost of swap transactions to the Fund and impose added operational complexity.
Roundhill Cannabis ETF | Emerging And Developing Markets Risk Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	Emerging and Developing Markets Risk. The Fund’s direct or indirect investments in securities of issuers in emerging and developing market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business, and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation, or currency devaluation.
Roundhill Cannabis ETF | Equity Market Risk Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, sectors or companies in which the Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stocks and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.
Roundhill Cannabis ETF | ETF Risks Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	ETF Risks. The Fund is an ETF, and, as a result of its structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums or discounts greater than those of ETFs that invest in and hold only securities and other investments that are listed and trade in the U.S.
◦Trading Risk. Although Shares are listed for trading on the Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.
Roundhill Cannabis ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Roundhill Cannabis ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
Roundhill Cannabis ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums or discounts greater than those of ETFs that invest in and hold only securities and other investments that are listed and trade in the U.S.
Roundhill Cannabis ETF | ETF Risks, Trading Risk Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	Trading Risk. Although Shares are listed for trading on the Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.
Roundhill Cannabis ETF | Fixed Income Risk Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	Fixed Income Risk. Fixed income securities are subject to call, credit, extension, and interest rate risk.
◦Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund’s income.
◦Credit Risk. An issuer of a fixed income security, such as a corporate bond, may be unable or unwilling to make interest and principal payments when due. The Fund also is subject to the related risk that the value of a fixed income security may decline because of concerns about the issuer’s creditworthiness. Credit risk is heightened to the extent the Fund invests in below investment-grade securities, which also are referred to as high-yield securities or junk bonds.
◦Extension Risk. During periods of rising interest rates, certain debt obligations will be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, resulting in a decline in the Fund’s income and potentially in the value of the Fund’s investments.
◦Interest Rate Risk. An increase in interest rates may cause the value of fixed-income securities held by the Fund to decline. The Fund may be subject to a greater risk of rising interest rates due to the recent historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. Variable and floating rate securities may increase or decrease in value in response to changes in interest rates, although generally to a lesser degree than fixed-income securities.

Roundhill Cannabis ETF | Fixed Income Risk, Call Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund’s income.
Roundhill Cannabis ETF | Fixed Income Risk, Credit Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Credit Risk. An issuer of a fixed income security, such as a corporate bond, may be unable or unwilling to make interest and principal payments when due. The Fund also is subject to the related risk that the value of a fixed income security may decline because of concerns about the issuer’s creditworthiness. Credit risk is heightened to the extent the Fund invests in below investment-grade securities, which also are referred to as high-yield securities or junk bonds.
Roundhill Cannabis ETF | Fixed Income Risk, Extension Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Extension Risk. During periods of rising interest rates, certain debt obligations will be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, resulting in a decline in the Fund’s income and potentially in the value of the Fund’s investments.
Roundhill Cannabis ETF | Fixed Income Risk, Interest Rate Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Interest Rate Risk. An increase in interest rates may cause the value of fixed-income securities held by the Fund to decline. The Fund may be subject to a greater risk of rising interest rates due to the recent historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. Variable and floating rate securities may increase or decrease in value in response to changes in interest rates, although generally to a lesser degree than fixed-income securities.
Roundhill Cannabis ETF | Foreign Securities Risks Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). The securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. With respect to certain countries, there is the possibility of government intervention and expropriation or nationalization of assets. Because legal systems differ, there also is the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. Conversely, Shares may trade on days when foreign exchanges are closed. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.
Roundhill Cannabis ETF | Frontier Markets Risk Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	Frontier Markets Risk. Certain foreign markets are only in the earliest stages of development and may be considered “frontier markets.” Frontier financial markets generally are less liquid and more volatile than other markets, including markets in developing and emerging economies. Securities may have limited marketability and be subject to erratic price movements. Frontier markets may be impacted by political instability, war, terrorist activities and religious, ethnic and/or socioeconomic unrest. These and other factors make investing in frontier market countries significantly riskier than investing in developed market or emerging market countries.
Roundhill Cannabis ETF | Issuer Risk Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	Issuer Risk. Because the Fund may invest in a limited number of issuers, it is subject to the risk that the value of the Fund’s portfolio may decline due to a decline in value of the equity securities of particular issuers. The value of an issuer’s equity securities may decline for reasons directly related to the issuer, such as management performance and reduced demand for the issuer’s goods or services.
Roundhill Cannabis ETF | Liquidity And Valuation Risk Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	Liquidity and Valuation Risk. It may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued by the Adviser for purposes of the Fund’s NAV, causing the Fund to be less liquid and unable to realize what the Adviser believes should be the price of the investment. Valuation of portfolio investments may be difficult, such as during periods of market turmoil or reduced liquidity, and for investments that may, for example, trade infrequently or irregularly. In these and other circumstances, an investment may be valued using fair value methodologies, which are inherently subjective, reflect good faith judgments based on available information and may not accurately estimate the price at which the Fund could sell the investment at that time.
Roundhill Cannabis ETF | Management Risk Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Adviser’s and Sub-Adviser’s success or failure to implement investment strategies for the Fund. The Sub-Adviser’s evaluations and assumptions regarding issuers, securities, and other factors may not successfully achieve the Fund’s investment objective given actual market conditions.
Roundhill Cannabis ETF | Market Capitalization Risk Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	Market Capitalization Risk.
◦Large-Capitalization Investing Risk. The securities of large-capitalization companies may be relatively mature compared to smaller companies and, therefore, subject to slower growth during times of economic expansion. Large-capitalization companies also may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
◦Mid-Capitalization Investing Risk. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.
◦Small-Capitalization Investing Risk. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.
Roundhill Cannabis ETF | Market Capitalization Risk, Large-Capitalization Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Large-Capitalization Investing Risk. The securities of large-capitalization companies may be relatively mature compared to smaller companies and, therefore, subject to slower growth during times of economic expansion. Large-capitalization companies also may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
Roundhill Cannabis ETF | Market Capitalization Risk, Mid-Capitalization Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Mid-Capitalization Investing Risk. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.
Roundhill Cannabis ETF | Market Capitalization Risk, Small-Capitalization Investing Risk Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	Small-Capitalization Investing Risk. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.
Roundhill Cannabis ETF | Market Risk Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. U.S. and international markets have experienced significant periods of volatility in recent years due to a number of these factors, including the impact of the COVID-19 pandemic and related public health issues, growth concerns in the U.S. and overseas, uncertainties regarding interest rates, trade tensions and the threat of tariffs imposed by the U.S. and other countries. In addition, local, regional or global events such as war, including Russia’s invasion of Ukraine, acts of terrorism, public health issues, recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets. •Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Money market instruments may lose money.
Roundhill Cannabis ETF | Risk Nondiversified Status [Member]
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Risk Narrative [Text Block]	rr_RiskTextBlock	Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a lesser number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.
Roundhill Cannabis ETF | Real Estate Companies Risk Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	Real Estate Companies Risk. The Fund invests in real estate companies, including REITs and real estate holdings companies, which will expose investors to the risks of owning real estate directly, as well as to the risks that relate specifically to the way in which such companies are organized and operated. Real estate is highly sensitive to general and local economic conditions and developments. The U.S. real estate market may experience and has, in the past, experienced a decline in value, with certain regions experiencing significant losses in property values. Many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk and the risk normally associated with debt financing, and could potentially increase the Fund’s volatility and losses. Exposure to such real estate may adversely affect Fund performance.
Roundhill Cannabis ETF | REITs Risk Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	REITs Risk. REITs are subject to the risks associated with investing in the securities of real property companies. In particular, REITs may be affected by changes in the values of the underlying properties that they own or operate. Residential/diversified REITs and commercial equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Further, REITs are dependent upon specialized management skills, and their investments may be concentrated in relatively few properties, or in a small geographic area or a single property type. REITs are also subject to heavy cash flow dependency and, as a result, are particularly reliant on the proper functioning of capital markets. A variety of economic and other factors may adversely affect a lessee's ability to meet its obligations to a REIT. In the event of a default by a lessee, the REIT may experience delays in enforcing its rights as a lessor and may incur substantial costs associated in protecting its investments. In addition, a REIT could fail to qualify for favorable regulatory treatment.
Roundhill Cannabis ETF | Sector Risk Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. The Fund may invest a significant portion of its assets in the following sectors and, therefore, the performance of the Fund could be negatively impacted by events affecting each of these sectors.◦Health Care Sector Risk. Health care companies are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines, and an increased emphasis on the delivery of healthcare through outpatient services. Health care companies are heavily dependent on obtaining and defending patents, which may be time consuming and costly, and the expiration of patents may also adversely affect the profitability of the companies. Health care companies are also subject to extensive litigation based on product liability and similar claims. In addition, their products can become obsolete due to industry innovation, changes in technologies, or other market developments. Many new products in the health care field require significant research and development and may be subject to regulatory approvals, all of which may be time consuming and costly with no guarantee that any product will come to market.
Roundhill Cannabis ETF | Sector Risk, Health Care Sector Risk (Cannabis ETF Only) Risk Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	Health Care Sector Risk. Health care companies are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines, and an increased emphasis on the delivery of healthcare through outpatient services. Health care companies are heavily dependent on obtaining and defending patents, which may be time consuming and costly, and the expiration of patents may also adversely affect the profitability of the companies. Health care companies are also subject to extensive litigation based on product liability and similar claims. In addition, their products can become obsolete due to industry innovation, changes in technologies, or other market developments. Many new products in the health care field require significant research and development and may be subject to regulatory approvals, all of which may be time consuming and costly with no guarantee that any product will come to market.
Roundhill Cannabis ETF | Tax Risk Member
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Risk Narrative [Text Block]	rr_RiskTextBlock
Roundhill Cannabis ETF | U.S. Government Securities Risk Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	U.S. Government Securities Risk. U.S. government securities may or may not be backed by the full faith and credit of the U.S. government. U.S. government securities are subject to the risks associated with fixed-income and debt securities, particularly interest rate risk and credit risk.
Roundhill Cannabis ETF | Solactive GBS Global Markets All Cap USD Index TR (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Solactive GBS Global Markets All Cap USD Index TR(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	22.14%
Since Inception	rr_AverageAnnualReturnSinceInception	4.68%
Roundhill Cannabis ETF | North American Cannabis Net Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	North American Cannabis Net Total Return Index(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	(6.93%)
Since Inception	rr_AverageAnnualReturnSinceInception	(37.31%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 19, 2022
Roundhill Cannabis ETF | Roundhill Cannabis ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WEED
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.39%	[3]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.40%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 41
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	128
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	224
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 505
Annual Return 2023	rr_AnnualReturn2023	0.71%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	0.71%
Since Inception	rr_AverageAnnualReturnSinceInception	(42.20%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 19, 2022
Roundhill Cannabis ETF | Roundhill Cannabis ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	0.71%
Since Inception	rr_AverageAnnualReturnSinceInception	(42.20%)
Roundhill Cannabis ETF | Roundhill Cannabis ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Shares
1 Year	rr_AverageAnnualReturnYear01	0.42%
Since Inception	rr_AverageAnnualReturnSinceInception	(30.55%)
Roundhill Magnificent Seven ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Roundhill Magnificent Seven ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Roundhill Magnificent Seven ETF (“Magnificent Seven ETF” or the “Fund”) seeks growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the fiscal period ended December 31, 2023, the Fund’s portfolio turnover rate was 81% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	81.00%
Expenses Other Expenses Had Extraordinary Expenses Been Included [Text]	rr_ExpensesOtherExpensesHadExtraordinaryExpensesBeenIncluded	“Other Expenses” does not include fees paid to the Fund’s swap contract or forward contract (collectively, the “Exposure Contracts”) counterparties. These fees and expenses, which are not reflected in this Annual Fund Operating Expenses table, are embedded in the return of the Exposure Contracts (i.e., the fees and expenses reduce the investment return of the Exposure Contracts) and represent an indirect cost of investing in the Fund.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses (“AFFE”) are the indirect costs of investing in other investment companies. AFFE has been restated as an estimate for the Fund’s current fiscal year based on recent changes in the Fund’s investment strategy and anticipated holdings. AFFE has been restated as an estimate for the Fund’s current fiscal year based on recent changes in the Fund’s investment strategy and anticipated holdings.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective through its investment exposure to the companies comprising the “Magnificent Seven,” a group of seven companies commonly recognized for their market dominance in technological innovation. As of April 30, 2024, the seven companies comprising the Magnificent Seven were: Alphabet Inc., Amazon.com, Inc., Apple Inc., Meta Platforms, Inc., Microsoft Corporation, NVIDIA Corporation, and Tesla Inc. (the “Underlying Issuers”). On a quarterly basis, the Fund will rebalance its exposure so that each company is equally-weighted in its portfolio. To the extent the companies that comprise the Magnificent Seven change, the Fund will seek to effect such change as soon as reasonably practical, but in no event later than its next regularly-scheduled quarterly rebalance. The Fund primarily gains exposure to the “Magnificent Seven” companies through its investment in swap agreements and/or forward contracts. However, the Fund will also invest directly in the equity securities issued by such companies.
Exchange Traded Concepts, LLC (the “Sub-Adviser”), the Fund’s sub-adviser, positions the Fund’s portfolio daily to seek to achieve exposure to the Magnificent Seven companies to the fullest extent possible consistent with the Fund’s investment objective. Under normal circumstances, the Fund will invest at least 80% of its assets (plus borrowings for investment purposes) in financial instruments and other investments that provide exposure to, or in combination have economic characteristics similar or equivalent to those of, the largest (i.e., top quartile by market capitalization, revenue, profit, market share or other similar metric) companies in one or more Technology Industries (defined below), as defined by an independent industry classification scheme.
As a result of its investment strategies, the Fund will concentrate (i.e., invest more than 25% of its total assets) its investments in one or more “Technology Industries” (defined by an independent industry classification scheme as the following industries: Automotive Industry; Technology Hardware Industry; E-Commerce Discretionary Industry; Internet Media & Services Industry; Semiconductors Industry; and Software Industry) at any given time. The Technology Industries in which the Fund may concentrate may vary over time. Additionally, the Fund may invest up to 100% of the Fund’s assets in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; and/or (3) short-term bond ETFs.
The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	As a result of its investment strategies, the Fund will concentrate (i.e., invest more than 25% of its total assets) its investments in one or more “Technology Industries” (defined by an independent industry classification scheme as the following industries: Automotive Industry; Technology Hardware Industry; E-Commerce Discretionary Industry; Internet Media & Services Industry; Semiconductors Industry; and Software Industry) at any given time. The Technology Industries in which the Fund may concentrate may vary over time. Additionally, the Fund may invest up to 100% of the Fund’s assets in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; and/or (3) short-term bond ETFs.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is new and therefore does not have a performance history for a full calendar year. In the future, performance information for the Fund will be presented in this section. Updated performance information when available, can be found on the Fund’s website at www.roundhillinvestments.com/etf/MAGS.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new and therefore does not have a performance history for a full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.roundhillinvestments.com/etf/MAGS
Roundhill Magnificent Seven ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Roundhill Magnificent Seven ETF | Cash Transaction Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Cash Transaction Risk. The Fund expects to effect certain creations and redemptions for cash, rather than in-kind securities. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. The use of cash creations and redemptions also may cause the Fund’s Shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Further, effecting purchases and redemptions primarily in cash may cause the Fund to incur additional costs, such as portfolio transaction costs. These costs can decrease the Fund’s NAV.
Roundhill Magnificent Seven ETF | Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Concentration Risk. The Fund expects to have concentrated (i.e., invest more than 25% of its net assets) investment exposure in one or more of the Technology Industries at any given time, which may vary over time. As a result, the Fund is more vulnerable to adverse market, economic, regulatory, political or other developments affecting those industries or groups of related industries than a fund that invests its assets in a more diversified manner.
◦Automotive Industry Risk. The automotive industry can be highly cyclical, and companies in the industry may suffer periodic operating losses. The automotive industry also can be significantly affected by labor relations and fluctuating component prices. Companies in the automotive industry, particularly those in the electric vehicles industry, may be affected by the obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants and general economic conditions. While most of the major manufacturers are large, financially strong companies, many others are small and can be non-diversified in both product line and customer base. Additionally, developments in automotive technologies (e.g., autonomous vehicle technologies) may require significant capital expenditures that may not generate profits for several years, if any. Companies in the automotive industry may be significantly subject to government policies and regulations regarding imports and exports of automotive products. Governmental policies affecting the automotive industry, such as taxes, tariffs, duties, subsidies, and import and export restrictions on automotive products can influence industry profitability. In addition, such companies must comply with environmental laws and regulations, for which there may be severe consequences for non-compliance. Legislative or regulatory changes and increased government supervision also may affect companies in the automotive industry.
◦E-Commerce Discretionary Industry Risk. The E-Commerce Discretionary Industry includes retailers, retail outlets, and wholesalers offering a wide variety of products or specializing in a single class of goods (e.g., computers, apparel, home improvement, etc.). Companies in the E-Commerce Discretionary Industry are dependent on consumer spending, the availability of disposable income, changing consumer tastes and preferences, consumer demographics, general economic conditions, internal infrastructure and on the availability, reliability and security of the Internet and related systems. Critical systems and operations may be vulnerable to damage or interruption from natural disasters, power loss, telecommunications failure, terrorist attacks, cyber-attacks, acts of war, break-ins, and similar events. In addition, legislative or regulatory changes and increased government supervision may affect companies in the E-Commerce Discretionary Industry. The E-Commerce Discretionary Industry is a separate industry within the Consumer Discretionary Sector.
◦Internet Media & Services Industry Risk. The Internet Media & Services Industry includes companies engaged in content and information creation or distribution through proprietary platforms, where revenues are derived primarily through pay-per-click advertisements, including search engines, social media and networking platforms, online classifieds, and online review companies. The prices of the securities of companies in the Internet Media & Services Industry are closely tied to the performance of the overall economy and may be affected by changes in general economic growth, consumer confidence and consumer spending. Changes in demographics and consumer tastes also may affect the success of companies in the Internet Media & Services Industry. In addition, legislative or regulatory changes and increased government supervision may affect companies in the Internet Media & Services Industry. The Internet Media & Services Industry is a separate industry within the Communications Sector.
◦Semiconductors Industry Risk. Competitive pressures may have a significant effect on the financial condition of semiconductor companies and, as product cycles shorten and manufacturing capacity increases, these companies may become increasingly subject to aggressive pricing, which hampers profitability. Reduced demand for end-user products, under-utilization of manufacturing capacity, and other factors could adversely impact the operating results of companies in the Semiconductors Industry. Semiconductor companies typically face high capital costs and may be heavily dependent on intellectual property rights. The Semiconductors Industry is highly cyclical, which may cause the operating results of many semiconductor companies to vary significantly. The stock prices of companies in the Semiconductors Industry have been and likely will continue to be extremely volatile.
◦Software Industry Risk. The Software Industry includes companies that publish and distribute software for the business or consumer markets, as well as companies that provide consulting or integration services to other businesses relating to information technology, including computer-system design, system integration, network and systems operations, cloud computing, distributed ledger technology consulting and integration, data management and storage, repair services, and technical support. In addition, the Software Industry includes companies involved in digital platforms that primarily generate revenue from advertising, content delivery, and other virtual products for consumers. Companies in the Software Industry are subject to significant competitive pressures, such as aggressive pricing, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of these companies and, as a result, the value of their securities. Patent protection is integral to the success of many companies in this industry. In addition, many software companies have limited operating histories. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. The Software Industry is a separate industry within the Technology Sector.
◦Technology Hardware Industry Risk. The Technology Hardware Industry includes companies that manufacture and distribute computers, servers, mainframes, peripheral devices (e.g., keyboard, mouse, etc.), high-technology components (e.g., circuit boards), and electronic office equipment. In addition, companies in the Technology Hardware Industry include producers and distributors of semiconductors and other integrated chips, other products related to the semiconductor industry such as motherboards, and manufacturers of high-technology tools and/or equipment used in the creation of semiconductors, photonics, wafers, and other high-technology components. The companies in the Technology Hardware Industry can be significantly affected by competitive pressures, aggressive pricing, technological developments, changing domestic demand, the ability to attract and retain skilled employees and availability and price of components. The market for products produced by companies in the Technology Hardware Industry is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of these companies depends in substantial part on the timely and successful introduction of new products. In addition, many of the companies in the Technology Hardware Industry rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. The Technology Hardware Industry is a separate industry within the Technology Sector.
Roundhill Magnificent Seven ETF | Concentration Risk, Automotive Industry Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Automotive Industry Risk. The automotive industry can be highly cyclical, and companies in the industry may suffer periodic operating losses. The automotive industry also can be significantly affected by labor relations and fluctuating component prices. Companies in the automotive industry, particularly those in the electric vehicles industry, may be affected by the obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants and general economic conditions. While most of the major manufacturers are large, financially strong companies, many others are small and can be non-diversified in both product line and customer base. Additionally, developments in automotive technologies (e.g., autonomous vehicle technologies) may require significant capital expenditures that may not generate profits for several years, if any. Companies in the automotive industry may be significantly subject to government policies and regulations regarding imports and exports of automotive products. Governmental policies affecting the automotive industry, such as taxes, tariffs, duties, subsidies, and import and export restrictions on automotive products can influence industry profitability. In addition, such companies must comply with environmental laws and regulations, for which there may be severe consequences for non-compliance. Legislative or regulatory changes and increased government supervision also may affect companies in the automotive industry.
Roundhill Magnificent Seven ETF | Concentration Risk, E-Commerce Discretionary Industry Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	E-Commerce Discretionary Industry Risk. The E-Commerce Discretionary Industry includes retailers, retail outlets, and wholesalers offering a wide variety of products or specializing in a single class of goods (e.g., computers, apparel, home improvement, etc.). Companies in the E-Commerce Discretionary Industry are dependent on consumer spending, the availability of disposable income, changing consumer tastes and preferences, consumer demographics, general economic conditions, internal infrastructure and on the availability, reliability and security of the Internet and related systems. Critical systems and operations may be vulnerable to damage or interruption from natural disasters, power loss, telecommunications failure, terrorist attacks, cyber-attacks, acts of war, break-ins, and similar events. In addition, legislative or regulatory changes and increased government supervision may affect companies in the E-Commerce Discretionary Industry. The E-Commerce Discretionary Industry is a separate industry within the Consumer Discretionary Sector.
Roundhill Magnificent Seven ETF | Concentration Risk, Internet Media & Services Industry Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Internet Media & Services Industry Risk. The Internet Media & Services Industry includes companies engaged in content and information creation or distribution through proprietary platforms, where revenues are derived primarily through pay-per-click advertisements, including search engines, social media and networking platforms, online classifieds, and online review companies. The prices of the securities of companies in the Internet Media & Services Industry are closely tied to the performance of the overall economy and may be affected by changes in general economic growth, consumer confidence and consumer spending. Changes in demographics and consumer tastes also may affect the success of companies in the Internet Media & Services Industry. In addition, legislative or regulatory changes and increased government supervision may affect companies in the Internet Media & Services Industry. The Internet Media & Services Industry is a separate industry within the Communications Sector.
Roundhill Magnificent Seven ETF | Concentration Risk, Semiconductors Industry Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Semiconductors Industry Risk. Competitive pressures may have a significant effect on the financial condition of semiconductor companies and, as product cycles shorten and manufacturing capacity increases, these companies may become increasingly subject to aggressive pricing, which hampers profitability. Reduced demand for end-user products, under-utilization of manufacturing capacity, and other factors could adversely impact the operating results of companies in the Semiconductors Industry. Semiconductor companies typically face high capital costs and may be heavily dependent on intellectual property rights. The Semiconductors Industry is highly cyclical, which may cause the operating results of many semiconductor companies to vary significantly. The stock prices of companies in the Semiconductors Industry have been and likely will continue to be extremely volatile.
Roundhill Magnificent Seven ETF | Concentration Risk, Software Industry Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Software Industry Risk. The Software Industry includes companies that publish and distribute software for the business or consumer markets, as well as companies that provide consulting or integration services to other businesses relating to information technology, including computer-system design, system integration, network and systems operations, cloud computing, distributed ledger technology consulting and integration, data management and storage, repair services, and technical support. In addition, the Software Industry includes companies involved in digital platforms that primarily generate revenue from advertising, content delivery, and other virtual products for consumers. Companies in the Software Industry are subject to significant competitive pressures, such as aggressive pricing, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of these companies and, as a result, the value of their securities. Patent protection is integral to the success of many companies in this industry. In addition, many software companies have limited operating histories. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. The Software Industry is a separate industry within the Technology Sector.
Roundhill Magnificent Seven ETF | Concentration Risk, Technology Hardware Industry Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Technology Hardware Industry Risk. The Technology Hardware Industry includes companies that manufacture and distribute computers, servers, mainframes, peripheral devices (e.g., keyboard, mouse, etc.), high-technology components (e.g., circuit boards), and electronic office equipment. In addition, companies in the Technology Hardware Industry include producers and distributors of semiconductors and other integrated chips, other products related to the semiconductor industry such as motherboards, and manufacturers of high-technology tools and/or equipment used in the creation of semiconductors, photonics, wafers, and other high-technology components. The companies in the Technology Hardware Industry can be significantly affected by competitive pressures, aggressive pricing, technological developments, changing domestic demand, the ability to attract and retain skilled employees and availability and price of components. The market for products produced by companies in the Technology Hardware Industry is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of these companies depends in substantial part on the timely and successful introduction of new products. In addition, many of the companies in the Technology Hardware Industry rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. The Technology Hardware Industry is a separate industry within the Technology Sector.
Roundhill Magnificent Seven ETF | Counterparty Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Counterparty Risk. Counterparty risk is the risk that a counterparty to Fund transactions (e.g., derivative transactions) will be unable or unwilling to perform its contractual obligation to the Fund. The Fund expects to use derivatives instruments to gain exposure to the Underlying Issuers to seek to achieve its investment objective. Through these investments and related arrangements, the Fund is exposed to the risk that the counterparty may be unwilling or unable to make timely payments or deliver the reference asset contemplated by such arrangements or otherwise to meet its contractual obligations (i.e., counterparty credit risk). If the counterparty becomes bankrupt or defaults on (or otherwise becomes unable or unwilling to perform) its payment, delivery or other obligations to the Fund, the Fund may not receive the full amount it is entitled to receive, may not be able to maintain its desired exposure to the Underlying Issuers, or may experience delays in recovering the collateral or other assets held by, or on behalf of, the counterparty. If this occurs, the value of your Shares in the Fund will decrease. In addition, the Fund may enter into derivative transactions with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. To the extent the Fund’s counterparties are concentrated in the financial services sector, the Fund bears the risk that those counterparties may be adversely affected by legislative or regulatory changes, adverse market conditions, increased competition, and/or wide scale credit losses resulting from financial difficulties or borrowers affecting that economic sector. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.
Roundhill Magnificent Seven ETF | Cybersecurity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, the Sub-Adviser and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, the Sub-Adviser or the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, or the issuers of securities in which the Fund invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell Shares, potentially resulting in financial losses to the Fund and its shareholders.
Roundhill Magnificent Seven ETF | Derivatives Risk Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	Derivatives Risk. The Fund expects to use swap agreements and forward contracts to seek to achieve its investment objective. The Fund’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the reference asset; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivatives instrument; and illiquidity of the derivative investments. The Fund expects to primarily utilize derivatives instruments that are not designed to produce leverage. The Fund, however, may invest in derivatives that give rise to economic leverage, but expects any such economic leverage to be minimal. Leverage magnifies the potential for gain and may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at inopportune times (e.g., at a loss to comply with limits on leverage imposed by the 1940 Act or when the Adviser otherwise would have preferred to hold the investment) or to meet redemption requests. Certain of the Fund’s transactions in derivatives also could affect the amount, timing, and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns. Any financing, borrowing or other costs associated with using derivatives also may have the effect of lowering the Fund’s return. To the extent the Fund invests in derivatives instruments that give rise to economic leverage, the value of the Fund’s portfolio is likely to experience greater volatility over short-term periods.
In addition, the Fund’s investments in derivatives are subject to the following risks:
◦Swap Agreements. Swap agreements are entered into primarily with major financial intermediaries for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. The Fund also will enter into swap agreements that provide for the physical delivery of the reference asset where, instead of exchanging the return earned or realized on the underlying securities, the Fund takes physical delivery of the underlying security. Swap agreements are generally traded over the counter, and therefore, may not receive regulatory protection, which may expose investors, including the Fund, to significant losses.
◦Forwards Contracts. The primary risks associated with the use of forwards contracts, which may adversely affect the Fund’s NAV and total return, are: (a) the imperfect correlation between the change in market value of the forward contract and the price of underlying asset; (b) possible lack of a liquid secondary market for a forwards contract and the resulting inability to close a forwards contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the possibility that the counterparty will default in the performance of its obligations; and (e) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it maybe disadvantageous to do so.
The Fund is subject to regulatory constraints relating to the level of leverage risk, as measured by value-at-risk (VaR) testing, the Fund may incur through its derivatives investments. To the extent the Fund exceeds these regulatory constraints regularly or over an extended period, the Fund may determine it is necessary to make adjustments to the Fund’s investment strategies to reduce its use of derivatives. Any such adjustments may adversely affect the Fund’s ability to achieve its investment objective and its performance.

Roundhill Magnificent Seven ETF | Derivatives Risk, Swap Agreements Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Swap Agreements. Swap agreements are entered into primarily with major financial intermediaries for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. The Fund also will enter into swap agreements that provide for the physical delivery of the reference asset where, instead of exchanging the return earned or realized on the underlying securities, the Fund takes physical delivery of the underlying security. Swap agreements are generally traded over the counter, and therefore, may not receive regulatory protection, which may expose investors, including the Fund, to significant losses.
Roundhill Magnificent Seven ETF | Derivatives Risk, Forwards Contracts Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Forwards Contracts. The primary risks associated with the use of forwards contracts, which may adversely affect the Fund’s NAV and total return, are: (a) the imperfect correlation between the change in market value of the forward contract and the price of underlying asset; (b) possible lack of a liquid secondary market for a forwards contract and the resulting inability to close a forwards contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the possibility that the counterparty will default in the performance of its obligations; and (e) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it maybe disadvantageous to do so.
Roundhill Magnificent Seven ETF | Equity Market Risk Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, sectors or companies in which the Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stocks and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.
Roundhill Magnificent Seven ETF | ETF Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Exchange-Traded Fund Risks. The Fund is an ETF, and, as a result of its structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
◦Trading Risk. Although Shares are listed for trading on The NASDAQ Stock Market, LLC (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.
Roundhill Magnificent Seven ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Roundhill Magnificent Seven ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
Roundhill Magnificent Seven ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
Roundhill Magnificent Seven ETF | ETF Risks, Trading Risk Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	Trading Risk. Although Shares are listed for trading on The NASDAQ Stock Market, LLC (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.
Roundhill Magnificent Seven ETF | Fixed Income Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Fixed Income Risk. Fixed income securities are subject to call, credit, extension, and interest rate risk.
◦Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund’s income.
◦Credit Risk. An issuer of a fixed income security, such as a corporate bond, may be unable or unwilling to make interest and principal payments when due. The Fund also is subject to the related risk that the value of a fixed income security may decline because of concerns about the issuer’s creditworthiness. Credit risk is heightened to the extent the Fund invests in below investment-grade securities, which also are referred to as high-yield securities or junk bonds.
◦Extension Risk. During periods of rising interest rates, certain debt obligations will be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, resulting in a decline in the Fund’s income and potentially in the value of the Fund’s investments.
◦Interest Rate Risk. An increase in interest rates may cause the value of fixed-income securities held by the Fund to decline. The Fund may be subject to a greater risk of rising interest rates due to the recent historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. Variable and floating rate securities may increase or decrease in value in response to changes in interest rates, although generally to a lesser degree than fixed-income securities.
Roundhill Magnificent Seven ETF | Fixed Income Risk, Call Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund’s income.
Roundhill Magnificent Seven ETF | Fixed Income Risk, Credit Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Credit Risk. An issuer of a fixed income security, such as a corporate bond, may be unable or unwilling to make interest and principal payments when due. The Fund also is subject to the related risk that the value of a fixed income security may decline because of concerns about the issuer’s creditworthiness. Credit risk is heightened to the extent the Fund invests in below investment-grade securities, which also are referred to as high-yield securities or junk bonds.
Roundhill Magnificent Seven ETF | Fixed Income Risk, Extension Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Extension Risk. During periods of rising interest rates, certain debt obligations will be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, resulting in a decline in the Fund’s income and potentially in the value of the Fund’s investments.
Roundhill Magnificent Seven ETF | Fixed Income Risk, Interest Rate Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Interest Rate Risk. An increase in interest rates may cause the value of fixed-income securities held by the Fund to decline. The Fund may be subject to a greater risk of rising interest rates due to the recent historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. Variable and floating rate securities may increase or decrease in value in response to changes in interest rates, although generally to a lesser degree than fixed-income securities.
Roundhill Magnificent Seven ETF | Investment Company Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Investment Company Risk. The risks of investing in investment companies, such as ETFs, typically reflect the risks of the types of instruments in which the investment companies invest. By investing in another investment company, the Fund becomes a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment company. The Fund may be subject to statutory limits with respect to the amount it can invest in other ETFs, which may adversely affect the Fund’s ability to achieve its investment objective. ETFs may be less liquid than other investments, and thus their share values more volatile than the values of the investments they hold. Investments in ETFs are also subject to the “ETF Risks” described above.
Roundhill Magnificent Seven ETF | Large-Capitalization Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Large-Capitalization Risk. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies also may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
Roundhill Magnificent Seven ETF | Limited Operating History Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Limited Operating History Risk. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.
Roundhill Magnificent Seven ETF | Liquidity And Valuation Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Liquidity and Valuation Risk. It may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued by the Adviser for purposes of the Fund’s NAV, causing the Fund to be less liquid and unable to realize what the Adviser believes should be the price of the investment. Valuation of portfolio investments may be difficult, such as during periods of market turmoil or reduced liquidity, and for investments that may, for example, trade infrequently or irregularly. In these and other circumstances, an investment may be valued using fair value methodologies, which are inherently subjective, reflect good faith judgments based on available information and may not accurately estimate the price at which the Fund could sell the investment at that time.
Roundhill Magnificent Seven ETF | Management Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Management Risk. The Fund is actively managed and may not meet its investment objective based on the Adviser’s and Sub-Adviser’s success or failure to implement the Fund’s strategies and to efficiently execute investment transactions, respectively. The Fund invests in derivatives instruments, which may create enhanced risks for the Fund and the Adviser’s ability to control the Fund’s level of risk will depend on the Adviser’s skill in managing such instruments. In addition, the Adviser’s evaluations and assumptions regarding investments, interest rates, inflation, and other factors may not successfully achieve the Fund’s investment objective given actual market conditions.
Roundhill Magnificent Seven ETF | Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. U.S. and international markets have experienced significant periods of volatility in recent years due to a number of these factors, including the impact of the COVID-19 pandemic and related public health issues, growth concerns in the U.S. and overseas, uncertainties regarding interest rates, trade tensions and the threat of tariffs imposed by the U.S. and other countries. In addition, local, regional or global events such as war, including Russia’s invasion of Ukraine, acts of terrorism, public health issues, recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets.
Roundhill Magnificent Seven ETF | Money Market Instrument Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Money market instruments may lose money.
Roundhill Magnificent Seven ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a lesser number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.
Roundhill Magnificent Seven ETF | Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. The Fund may invest a significant portion of its assets in the following sectors and, therefore, the performance of the Fund could be negatively impacted by events affecting each of these sectors.
◦Communication Services Sector Risk. The Fund’s assets will have significant exposure to the Communication Services Sector, which means the Fund will be more affected by the performance of the Communication Services Sector than a fund that is more diversified. Market or economic factors impacting companies in the Communication Services Sector that rely heavily on technological advances could have a major effect on the value of the Fund’s investments. The value of stocks of communication services companies and companies that rely heavily on technology is particularly vulnerable to research and development costs, substantial capital requirements, product and services obsolescence, government regulation, and domestic and international competition, including competition from foreign competitors with lower production costs. Stocks of communication services companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Additionally, companies in the Communication Services Sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel. While all companies may be susceptible to network security breaches, certain companies in the Communication Services Sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.
◦Information Technology Sector Risk. The Information Technology sector includes companies engaged in internet software and services, technology hardware and storage peripherals, electronic equipment instruments and components, and semiconductors and semiconductor equipment. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face rapid product obsolescence due to technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Failure to introduce new products, develop and maintain a loyal customer base, or achieve general market acceptance for their products could have a material adverse effect on a company’s business. Companies in the Information Technology Sector are heavily dependent on intellectual property and the loss of patent, copyright and trademark protections may adversely affect the profitability of these companies.
◦Consumer Discretionary Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Consumer Discretionary Sector. The manufacturing segment of the Consumer Discretionary Sector includes automotive, household durable goods, leisure equipment and textiles and apparel. The services segment includes hotels, restaurants and other leisure facilities, and consumer retailing and services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Consumer Discretionary Sector. The performance of companies operating in the Consumer Discretionary Sector has historically been closely tied to the performance of the overall economy, and also is affected by economic growth, consumer confidence, attitudes and spending. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer products and services in the marketplace. Moreover, the Consumer Discretionary Sector encompasses those businesses that tend to be the most sensitive to economic cycles.
◦Technology Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Technology Sector. The Technology Sector includes companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, computers and peripherals, electronic equipment and related instruments and semiconductors. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Technology Sector. The prices of the securities of companies operating in the Technology Sector are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

Roundhill Magnificent Seven ETF | Sector Risk, Communication Services Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Communication Services Sector Risk. The Fund’s assets will have significant exposure to the Communication Services Sector, which means the Fund will be more affected by the performance of the Communication Services Sector than a fund that is more diversified. Market or economic factors impacting companies in the Communication Services Sector that rely heavily on technological advances could have a major effect on the value of the Fund’s investments. The value of stocks of communication services companies and companies that rely heavily on technology is particularly vulnerable to research and development costs, substantial capital requirements, product and services obsolescence, government regulation, and domestic and international competition, including competition from foreign competitors with lower production costs. Stocks of communication services companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Additionally, companies in the Communication Services Sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel. While all companies may be susceptible to network security breaches, certain companies in the Communication Services Sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.◦Information Technology Sector Risk. The Information Technology sector includes companies engaged in internet software and services, technology hardware and storage peripherals, electronic equipment instruments and components, and semiconductors and semiconductor equipment. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face rapid product obsolescence due to technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Failure to introduce new products, develop and maintain a loyal customer base, or achieve general market acceptance for their products could have a material adverse effect on a company’s business. Companies in the Information Technology Sector are heavily dependent on intellectual property and the loss of patent, copyright and trademark protections may adversely affect the profitability of these companies.
Roundhill Magnificent Seven ETF | Sector Risk, Consumer Discretionary Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Consumer Discretionary Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Consumer Discretionary Sector. The manufacturing segment of the Consumer Discretionary Sector includes automotive, household durable goods, leisure equipment and textiles and apparel. The services segment includes hotels, restaurants and other leisure facilities, and consumer retailing and services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Consumer Discretionary Sector. The performance of companies operating in the Consumer Discretionary Sector has historically been closely tied to the performance of the overall economy, and also is affected by economic growth, consumer confidence, attitudes and spending. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer products and services in the marketplace. Moreover, the Consumer Discretionary Sector encompasses those businesses that tend to be the most sensitive to economic cycles.
Roundhill Magnificent Seven ETF | Sector Risk, Information Technology Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Technology Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Technology Sector. The Technology Sector includes companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, computers and peripherals, electronic equipment and related instruments and semiconductors. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Technology Sector. The prices of the securities of companies operating in the Technology Sector are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.
Roundhill Magnificent Seven ETF | Tax Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Tax Risk. In order to qualify for the favorable tax treatment generally available to a regulated investment company (“RIC”), the Fund must satisfy certain diversification and other requirements. In particular, at each quarter end (a) at least 50% of the value of the Fund’s total assets must generally be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and that does not represent more than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of the Fund’s total assets is invested in the securities (other than U.S. government securities or the securities of other RICs) of any one issuer or the securities (other than the securities of another RIC) of two or more issuers that the Fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the “Diversification Requirement”). The Fund anticipates gaining exposure to seven Underlying Issuers. To satisfy the Diversification Requirement, the Fund will gain exposure to the Underlying Issuers by entering into swap agreements and/or forward contracts or by investing in equity securities of an Underlying Issuer. The determination of the value and the identity of the issuer of derivatives, such as swap agreements and forward contracts, is often unclear for purposes of the Diversification Requirement described above. Although the Fund intends to carefully monitor its investments in derivatives to ensure that it is adequately diversified under the Diversification Requirement, there are no assurances that the Internal Revenue Service (“IRS”) will agree with the Fund’s determination of the issuer and valuation of such derivatives under the Diversification Requirement with respect to such derivatives. The Adviser’s and the Sub-Adviser’s efforts to satisfy the Fund’s Diversification Requirement may compromise their ability to implement the Fund’s investment strategy as effectively as they might otherwise have been able to in the absence of such a requirement. If the Fund fails to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level (unless certain relief provisions are available.) The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution to shareholders. In addition, in order to requalify as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions to its shareholders. In addition, the Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains or otherwise affect the Fund’s ability to pay out dividends subject to preferential rates or the dividends received deduction, thereby increasing the amount of taxes payable by some shareholders. Please see the section entitled “Federal Income Taxes – Taxation of the Funds” in the SAI for more information.
Roundhill Magnificent Seven ETF | U.S. Government Securities Risk Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	U.S. Government Securities Risk. U.S. government securities may or may not be backed by the full faith and credit of the U.S. government. U.S. government securities are subject to the risks associated with fixed-income and debt securities, particularly interest rate risk and credit risk.
Roundhill Magnificent Seven ETF | Roundhill Magnificent Seven ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MAGS
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.29%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[5]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[6]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.29%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 31
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	97
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	169
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 381
Roundhill S&P Global Luxury ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Roundhill S&P Global Luxury ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Roundhill S&P Global Luxury ETF (“S&P Global Luxury ETF” or the “Fund”) seeks to track the performance, before fees and expenses, of the S&P Global Luxury Index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the fiscal period ended December 31, 2023, the Fund’s portfolio turnover rate was 1% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Other Expenses” have been restated to reflect expected expenses of the Fund for the current year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to track the performance, before fees and expenses, of the Index. S&P Dow Jones Indices serves as the index provider and calculation agent (the “Index Provider”).
S&P Global Luxury Index
The Index is composed of common stock of U.S. and international companies of any capitalization engaged in the production, distribution, or provision of luxury goods and services (collectively, “Luxury Companies”). The Index is a subset of the S&P Global Broad Market Index (the “BMI Index”), which provides a broad measure of global equities markets and includes approximately 13,000 companies in more than 50 countries covering both developed and emerging markets, including U.S. companies. The eligible universe of Index constituents consists of those companies in the BMI Index that are included in certain industries in the consumer discretionary sector or the consumer staples sector, as classified by the Global Industry Classification Standards (“GICS”). Index constituents also must be listed on a developed market exchange (as determined by the Index Provider) and have a minimum three-month average daily traded value of $1 million ($750,000 for current constituents).
The Index Provider identifies companies engaged in the production, distribution, or provision of luxury goods and services eligible for inclusion in the Index (the “Investable Universe”) using a proprietary analysis primarily based on qualitative factors such as a company’s business description, revenue segment, and market perception. A company must also satisfy certain other criteria to be eligible for inclusion in the Index, including, among others, a minimum three-month average daily value traded of $1 million, a stock listing on a developed market exchange, and assignment to one of certain Global Industry Classification Standard (GICS®) sub-industry classification specified in the Index methodology. Companies comprising the Investable Universe are then assigned one of the following scores based on the extent to which the qualitative factors considered indicate exposure to luxury goods and services: 0.25 (minimal luxury exposure), 0.5 (moderate luxury exposure), 0.75 (significant luxury exposure), or 1 (maximum luxury exposure)
(each, a “Luxury Exposure Score”). Once scored, companies in the Investable Universe are ranked in descending order first, by their Luxury Exposure Score and second, by their float-adjusted market capitalization. The top 80 highest ranking companies are selected as the constituents of the Index. Index constituents are weighted based on their Luxury Exposure Score multiplied by their float-adjusted market capitalization subject to certain single stock weight caps. Constituents with a Luxury Exposure Score of: (i) 1 are capped at 8%; (ii) 0.75 are capped at 6%; (iii) 0.5 are capped at 4%; and (iv) 0.25 are capped at 2%. Any excess capped weight is proportionally redistributed to uncapped constituents until all the constraints are satisfied. The Index Provider’s evaluation of the qualitative factors used to identify companies that comprise the Investable Universe and assign a Luxury Exposure Score to each such company involves significant subjectivity on the part of the Index Provider and its Index Committee. The Index is reconstituted and rebalanced annually after the close of business on the last business day of July.
The Fund’s Investment Strategy
Under normal circumstances, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested in the constituents of the Index or investments with similar economic characteristics, including American Depositary Receipts (“ADRs”).
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest in all of the constituent securities of the Index in approximately the same proportions as in the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole, when Exchange Traded Concepts, LLC (the “Sub-Adviser”), the Fund’s sub-adviser, believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).
The Fund also may invest in securities or other investments not included in the Index, but which the Sub-Adviser believes will help the Fund seek to track the Index. For example, the Fund may invest in securities that are not constituents of the Index to reflect various corporate actions and other pending changes to the Index (such as reconstitutions, additions, and deletions).
To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. As of March 31, 2024, the Index was concentrated in the Textiles, Apparel and Luxury Goods Industry.
The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. As of March 31, 2024, the Index was concentrated in the Textiles, Apparel and Luxury Goods Industry.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is new and therefore does not have a performance history for a full calendar year. In the future, performance information for the Fund will be presented in this section. Updated performance information is available on the Fund’s website at www.roundhillinvestments.com/etf/LUXX.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new and therefore does not have a performance history for a full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.roundhillinvestments.com/etf/LUXX
Roundhill S&P Global Luxury ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Roundhill S&P Global Luxury ETF | Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Concentration Risk. Because the Fund’s assets will be concentrated in an industry or group of industries to the extent the Index concentrates in a particular industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect such industry or group of industries. ◦Textiles, Apparel and Luxury Goods Industry Risk. Companies in the textiles, apparel and luxury goods industry face intense competition and are dependent on their ability to maintain brand image. Companies may be subject to changes in consumer preferences, and technologies employed by textiles, apparel and luxury goods companies may become obsolete. Companies in this industry are dependent on consumer spending and, as such, are likely to be sensitive to any downturns in the broader economy. Demand for products may be seasonal, and incorrect assessment of future demand can lead to overproduction of underproduction, which can impact company profitability.
Roundhill S&P Global Luxury ETF | Concentration Risk, Textiles, Apparel And Luxury Goods Industry Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Textiles, Apparel and Luxury Goods Industry Risk. Companies in the textiles, apparel and luxury goods industry face intense competition and are dependent on their ability to maintain brand image. Companies may be subject to changes in consumer preferences, and technologies employed by textiles, apparel and luxury goods companies may become obsolete. Companies in this industry are dependent on consumer spending and, as such, are likely to be sensitive to any downturns in the broader economy. Demand for products may be seasonal, and incorrect assessment of future demand can lead to overproduction of underproduction, which can impact company profitability.
Roundhill S&P Global Luxury ETF | Currency Exchange Rate Risk Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	Currency Exchange Rate Risk. The Fund may invest in investments denominated in non-U.S. currencies or in securities that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.
Roundhill S&P Global Luxury ETF | Cybersecurity Risk Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, the Sub-Adviser and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, the Sub-Adviser or the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, or the issuers of securities in which the Fund invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell Shares, potentially resulting in financial losses to the Fund and its shareholders.
Roundhill S&P Global Luxury ETF | Data Risk Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	Data Risk. The composition of the Index is dependent on information and data supplied by third parties. When data proves to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities from the Index universe that would have been excluded or included had the data been correct and complete. If the composition of the Index reflects such errors, the Fund’s portfolio can be expected to also reflect the errors.
Roundhill S&P Global Luxury ETF | Depositary Receipt Risk Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	Depositary Receipt Risk. Depositary receipts, including ADRs, involve risks similar to those associated with investments in foreign securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. Depositary receipts listed on U.S. exchanges are issued by banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares (“Underlying Shares”). When the Fund invests in depositary receipts as a substitute for an investment directly in the Underlying Shares, the Fund is exposed to the risk that the depositary receipts may not provide a return that corresponds precisely with that of the Underlying Shares. Because the Underlying Shares trade on foreign exchanges that may be closed when the Fund’s primary listing exchange is open, the Fund may experience premiums and discounts greater than those of funds without exposure to such Underlying Shares.
Roundhill S&P Global Luxury ETF | Emerging And Developing Markets Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Emerging and Developing Markets Risk. The Fund may invest in companies organized in emerging and developing market nations. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.
Roundhill S&P Global Luxury ETF | Equity Market Risk Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, sectors or companies in which the Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stocks and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.
Roundhill S&P Global Luxury ETF | ETF Risks Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	ETF Risks. The Fund is an ETF and, as a result of its structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums or discounts greater than those of ETFs that invest in and hold only securities and other investments that are listed and trade in the U.S.
◦Trading Risk. Although Shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.
Roundhill S&P Global Luxury ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Roundhill S&P Global Luxury ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
Roundhill S&P Global Luxury ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums or discounts greater than those of ETFs that invest in and hold only securities and other investments that are listed and trade in the U.S.
Roundhill S&P Global Luxury ETF | ETF Risks, Trading Risk Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	Trading Risk. Although Shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.
Roundhill S&P Global Luxury ETF | Foreign Securities Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). The securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. With respect to certain countries, there is the possibility of government intervention and expropriation or nationalization of assets. Because legal systems differ, there also is the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. Conversely, Shares may trade on days when foreign exchanges are closed. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.
Roundhill S&P Global Luxury ETF | Geographic Investment Risk Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.
Roundhill S&P Global Luxury ETF | Index Provider Risk Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	Index Provider Risk. There is no assurance that the Index Provider, or any agents that act on its behalf, will compile the Index accurately, or that the Index will be determined, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. The Adviser relies upon the Index Provider and its agents to compile, determine, construct, reconstitute, rebalance, compose, calculate, and disseminate the Index accurately. Any losses or costs associated with errors made by the Index Provider or its agents generally will be borne by the Fund and its shareholders.
Roundhill S&P Global Luxury ETF | Limited Operating History Risk Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	Limited Operating History Risk. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.
Roundhill S&P Global Luxury ETF | Market Capitalization Risk Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	Market Capitalization Risk.
◦Large-Capitalization Investing Risk. The securities of large-capitalization companies may be relatively mature compared to smaller companies and, therefore, subject to slower growth during times of economic expansion. Large-capitalization companies also may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
◦Mid-Capitalization Investing Risk. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.
◦Small-Capitalization Investing Risk. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.
Roundhill S&P Global Luxury ETF | Market Capitalization Risk, Large-Capitalization Investing Risk Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	Large-Capitalization Investing Risk. The securities of large-capitalization companies may be relatively mature compared to smaller companies and, therefore, subject to slower growth during times of economic expansion. Large-capitalization companies also may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
Roundhill S&P Global Luxury ETF | Market Capitalization Risk, Mid-Capitalization Investing Risk Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	Mid-Capitalization Investing Risk. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.
Roundhill S&P Global Luxury ETF | Market Capitalization Risk, Small-Capitalization Investing Risk Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	Small-Capitalization Investing Risk. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.
Roundhill S&P Global Luxury ETF | Market Risk Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. U.S. and international markets have experienced significant periods of volatility in recent years due to a number of these factors, including the impact of the COVID-19 pandemic and related public health issues, growth concerns in the U.S. and overseas, uncertainties regarding interest rates, trade tensions and the threat of tariffs imposed by the U.S. and other countries. In addition, local, regional or global events such as war, including Russia’s invasion of Ukraine, acts of terrorism, public health issues, recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets.
Roundhill S&P Global Luxury ETF | Risk Nondiversified Status [Member]
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Risk Narrative [Text Block]	rr_RiskTextBlock	Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a lesser number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.
Roundhill S&P Global Luxury ETF | Passive Investment Risk Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	Passive Investment Risk. The Fund is not actively managed and its Sub-Adviser would not sell an investment designed to provide exposure to the Index or a constituent holding of the Index due to current or projected underperformance of a security industry or sector unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a rebalancing of the Index as addressed in the Index methodology.
Roundhill S&P Global Luxury ETF | Sector Risk Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. The Fund may invest a significant portion of its assets in the following sectors and, therefore, the performance of the Fund could be negatively impacted by events affecting each of these sectors.
◦Consumer Discretionary Sector Risk. Consumer discretionary companies are companies that provide non-essential goods and services, such as retailers, media companies and consumer services. These companies manufacture products and provide discretionary services directly to the consumer, and the success of these companies tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence.
Roundhill S&P Global Luxury ETF | Sector Risk, Consumer Discretionary Sector Risk Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	Consumer Discretionary Sector Risk. Consumer discretionary companies are companies that provide non-essential goods and services, such as retailers, media companies and consumer services. These companies manufacture products and provide discretionary services directly to the consumer, and the success of these companies tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence.
Roundhill S&P Global Luxury ETF | Tracking Error Risk Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	Tracking Error Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.
Roundhill S&P Global Luxury ETF | Roundhill S&P Global Luxury ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	LUXX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[7]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.45%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 46
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	144
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	252
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 567
Roundhill Alerian LNG ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Roundhill Alerian LNG ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Roundhill Alerian LNG ETF (“Alerian LNG ETF” or the “Fund”) seeks to track the performance, before fees and expenses, of the Alerian Liquefied Natural Gas Index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the fiscal period ended December 31, 2023, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Other Expenses” have been restated to reflect expected expenses of the Fund for the current year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to track the performance, before fees and expenses, of the Index. VettaFi LLC is the index provider and serves as the index calculation agent (the “Index Provider”).
Alerian Liquefied Natural Gas Index
The Index is composed of the common stock of domestic and international companies in both developed and emerging markets, that are principally engaged in or derive significant revenue from the liquefied natural gas industry (“LNG Industry”). The eligible universe of the Index consists of companies that are principally engaged in the following segments of the LNG Industry:
•Liquefaction – companies that operate liquefaction facilities and related services;
•Liquefied Natural Gas Carriers – companies that engage in transporting liquefied natural gas;
•Regasification – companies that operate regasification (converting the liquid back to a gaseous state) facilities and related services; or
•Diversified Liquefied Natural Gas – diversified energy or midstream energy companies engaged in one or more of the activities along the LNG Industry’s value chain (the “LNG Value Chain”). The LNG Value Chain represents the process whereby natural gas is liquefied, transported, and ultimately regasified for end use. The LNG Value Chain includes transportation of natural gas to liquefaction facilities, the process of converting natural gas to liquefied natural gas, the distribution of liquefied natural gas, and ultimately regasification for consumption. This segment may include companies included in one of the three preceding segments.
In addition, certain companies that are not principally engaged in the LNG Industry but derive significant revenue from the LNG Industry may be included in the Index, provided: (i) such revenue represents more than 20% of the company’s total revenue and such revenue is independently reported in the company’s financial reports; (ii) applicable revenue is likely to have a material impact on the company’s overall share price performance; (iii) research and development investments in technology in the LNG Industry are at the forefront of the company’s future initiatives; or (iv) the company’s applicable business is likely to have a significant impact on the LNG Industry as a whole.
Each Index constituent also must have (i) a minimum float-adjusted market capitalization value of at least $50 million (USD), (ii) a minimum free float factor of 20% (i.e., at least 20% of its outstanding shares are not restricted and are available for secondary market investment and trading), and (iii) a minimum three-month average daily traded value of $1 million (USD) (companies that have traded for fewer than three calendar months but at least 22 trading days will be eligible for inclusion in the Index based on their average daily trading value for their entire trading history).
The weight of each Index constituent is determined as follows:
•each Index constituent’s float market capitalization is multiplied by the percentage of the company’s revenue exposure to a single LNG Industry segment or the sum of multiple LNG Industry segments to derive a company’s revenue-adjusted float market capitalization;
•each Index constituent is then weighted based on its revenue-adjusted float market capitalization subject to a 20% cap;
•Index constituents deriving less than 20% of their revenue from the sum of one or more segments of the LNG Industry shall not be given a weight exceeding 2%; and
•weights are adjusted so Index constituents above 5% cannot exceed 40% of the Index.
The Index is reconstituted on a semi-annual basis on the third Friday of June and December and rebalanced quarterly on the third Friday of the last month of each calendar quarter. As of March 31, 2024, the Index was composed of 27 constituents.
The Fund’s Investment Strategy
Under normal circumstances, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested in constituents of the Index or investments with similar economic characteristics, including American Depositary Receipts (“ADRs”).
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest in all of the constituent securities of the Index in approximately the same proportions as in the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole, when Exchange Traded Concepts, LLC (the “Sub-Adviser”), the Fund’s sub-adviser, believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).
The Fund also may invest in securities or other investments not included in the Index, but which the Sub-Adviser believes will help the Fund seek to track the Index. For example, the Fund may invest in securities that are not constituents of the Index to reflect various corporate actions and other pending changes to the Index (such as reconstitutions, additions, and deletions).
To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. As of March 31, 2024, the Index was concentrated in the Oil & Gas Producers Industry.
The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. As of March 31, 2024, the Index was concentrated in the Oil & Gas Producers Industry.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is new and therefore does not have a performance history for a full calendar year. In the future, performance information for the Fund will be presented in this section. Updated performance information is available on the Fund’s website at www.roundhillinvestments.com/etf/LNGG.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new and therefore does not have a performance history for a full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.roundhillinvestments.com/etf/LNGG
Roundhill Alerian LNG ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Roundhill Alerian LNG ETF | Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Concentration Risk. Because the Fund’s assets will be concentrated in an industry or group of industries to the extent the Index concentrates in a particular industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries. ◦Oil & Gas Producers Industry Risk. Companies in the Oil and Gas Producers Industry are affected by worldwide energy prices and exploration and production costs. Companies in the Oil and Gas Producers Industry may have significant operations in areas at risk for natural disasters, social and political unrest, and environmental damage. These companies may also be at risk for increased government regulation and intervention, litigation, and negative publicity and public perception.
Roundhill Alerian LNG ETF | Concentration Risk, Oil & Gas Producers Industry RIsk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Oil & Gas Producers Industry Risk. Companies in the Oil and Gas Producers Industry are affected by worldwide energy prices and exploration and production costs. Companies in the Oil and Gas Producers Industry may have significant operations in areas at risk for natural disasters, social and political unrest, and environmental damage. These companies may also be at risk for increased government regulation and intervention, litigation, and negative publicity and public perception.
Roundhill Alerian LNG ETF | Currency Exchange Rate Risk Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	Currency Exchange Rate Risk. The Fund may invest in investments denominated in non-U.S. currencies or in securities that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.
Roundhill Alerian LNG ETF | Cybersecurity Risk Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, the Sub-Adviser and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, the Sub-Adviser or the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, or the issuers of securities in which the Fund invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell Shares, potentially resulting in financial losses to the Fund and its shareholders.
Roundhill Alerian LNG ETF | Data Risk Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	Data Risk. The composition of the Index is dependent on information and data supplied by third parties. When data proves to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities from the Index universe that would have been excluded or included had the data been correct and complete. If the composition of the Index reflects such errors, the Fund’s portfolio can be expected to also reflect the errors.
Roundhill Alerian LNG ETF | Depositary Receipt Risk Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	Depositary Receipt Risk. Depositary receipts, including ADRs, involve risks similar to those associated with investments in foreign securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. Depositary receipts listed on U.S. exchanges are issued by banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares (“Underlying Shares”). When the Fund invests in depositary receipts as a substitute for an investment directly in the Underlying Shares, the Fund is exposed to the risk that the depositary receipts may not provide a return that corresponds precisely with that of the Underlying Shares. Because the Underlying Shares trade on foreign exchanges that may be closed when the Fund’s primary listing exchange is open, the Fund may experience premiums and discounts greater than those of funds without exposure to such Underlying Shares.
Roundhill Alerian LNG ETF | Emerging And Developing Markets Risk Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	Emerging and Developing Markets Risk. The Fund’s direct or indirect investments in securities of issuers in emerging and developing market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business, and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation, or currency devaluation.
Roundhill Alerian LNG ETF | Equity Market Risk Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, sectors or companies in which the Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stocks and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.
Roundhill Alerian LNG ETF | ETF Risks Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	ETF Risks. The Fund is an ETF and, as a result of its structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums or discounts greater than those of ETFs that invest in and hold only securities and other investments that are listed and trade in the U.S.
◦Trading Risk. Although Shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.
Roundhill Alerian LNG ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Roundhill Alerian LNG ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
Roundhill Alerian LNG ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums or discounts greater than those of ETFs that invest in and hold only securities and other investments that are listed and trade in the U.S.
Roundhill Alerian LNG ETF | ETF Risks, Trading Risk Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	Trading Risk. Although Shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.
Roundhill Alerian LNG ETF | Foreign Securities Risks Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). The securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. With respect to certain countries, there is the possibility of government intervention and expropriation or nationalization of assets. Because legal systems differ, there also is the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. Conversely, Shares may trade on days when foreign exchanges are closed. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.
Roundhill Alerian LNG ETF | Geographic Investment Risk Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.
Roundhill Alerian LNG ETF | Index Provider Risk Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	Index Provider Risk. There is no assurance that the Index Provider, or any agents that act on its behalf, will compile the Index accurately, or that the Index will be determined, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. The Adviser relies upon the Index Provider and its agents to compile, determine, construct, reconstitute, rebalance, compose, calculate (or arrange for an agent to calculate), and disseminate the Index accurately. Any losses or costs associated with errors made by the Index Provider or its agents generally will be borne by the Fund and its shareholders.
Roundhill Alerian LNG ETF | Limited Operating History Risk Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	Limited Operating History Risk. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.
Roundhill Alerian LNG ETF | Market Capitalization Risk Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	Market Capitalization Risk.
◦Large-Capitalization Investing Risk. The securities of large-capitalization companies may be relatively mature compared to smaller companies and, therefore, subject to slower growth during times of economic expansion. Large-capitalization companies also may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
◦Mid-Capitalization Investing Risk. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.
◦Small-Capitalization Investing Risk. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.
Roundhill Alerian LNG ETF | Market Capitalization Risk, Large-Capitalization Investing Risk Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	Large-Capitalization Investing Risk. The securities of large-capitalization companies may be relatively mature compared to smaller companies and, therefore, subject to slower growth during times of economic expansion. Large-capitalization companies also may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
Roundhill Alerian LNG ETF | Market Capitalization Risk, Mid-Capitalization Investing Risk Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	Mid-Capitalization Investing Risk. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.
Roundhill Alerian LNG ETF | Market Capitalization Risk, Small-Capitalization Investing Risk Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	Small-Capitalization Investing Risk. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.
Roundhill Alerian LNG ETF | Market Risk Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. U.S. and international markets have experienced significant periods of volatility in recent years due to a number of these factors, including the impact of the COVID-19 pandemic and related public health issues, growth concerns in the U.S. and overseas, uncertainties regarding interest rates, trade tensions and the threat of tariffs imposed by the U.S. and other countries. In addition, local, regional or global events such as war, including Russia’s invasion of Ukraine, acts of terrorism, public health issues, recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets.
Roundhill Alerian LNG ETF | Risk Nondiversified Status [Member]
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Risk Narrative [Text Block]	rr_RiskTextBlock	Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a lesser number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.
Roundhill Alerian LNG ETF | Passive Investment Risk Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	Passive Investment Risk. The Fund is not actively managed and its Sub-Adviser would not sell an investment designed to provide exposure to the Index or a constituent holding of the Index due to current or projected underperformance of a security industry or sector unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a rebalancing of the Index as addressed in the Index methodology.
Roundhill Alerian LNG ETF | Sector Risk Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. The Fund may invest a significant portion of its assets in the following sectors and, therefore, the performance of the Fund could be negatively impacted by events affecting each of these sectors.
◦Energy Sector Risk. The Energy Sector includes companies operating in the exploration and production, refining and marketing, and storage and transportation of oil and gas and coal and consumable fuels. It also includes companies that offer oil and gas equipment and related services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Energy Sector. The performance of companies operating in the Energy Sector is closely tied to the price and supply of energy fuels and international political events.

Roundhill Alerian LNG ETF | Sector Risk, Energy Sector Risk Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	Energy Sector Risk. The Energy Sector includes companies operating in the exploration and production, refining and marketing, and storage and transportation of oil and gas and coal and consumable fuels. It also includes companies that offer oil and gas equipment and related services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Energy Sector. The performance of companies operating in the Energy Sector is closely tied to the price and supply of energy fuels and international political events.
Roundhill Alerian LNG ETF | Tracking Error Risk Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	Tracking Error Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.
Roundhill Alerian LNG ETF | Roundhill Alerian LNG ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	LNGG
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[8]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	208
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	362
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 810

[1]	The Roundhill Video Games Blended Index represents the linked performance of two different performance benchmarks – for periods prior to September 26, 2022, the Roundhill BITKRAFT Esports Index, the Fund’s prior index, and for periods thereafter, the Nasdaq CTA Global Video Games Software IndexTM, the Fund’s current index.
[2]	Performance shown for periods prior to October 2, 2023 is that of the Roundhill Sports Betting & iGaming Index (the Fund’s previous index) and performance shown for the period thereafter is that of the Morningstar® Sports Betting & iGaming Select Index (the Fund’s current index).
[3]	Restated to reflect current fees. Effective May 1, 2023, the Board approved a reduction in the unified management fee from 0.75% to 0.39% to be paid by the Fund to the Adviser.
[4]	Acquired Fund Fees and Expenses (“AFFE”) are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude AFFE.
[5]	“Other Expenses” does not include fees paid to the Fund’s swap contract or forward contract (collectively, the “Exposure Contracts”) counterparties. These fees and expenses, which are not reflected in this Annual Fund Operating Expenses table, are embedded in the return of the Exposure Contracts (i.e., the fees and expenses reduce the investment return of the Exposure Contracts) and represent an indirect cost of investing in the Fund.
[6]	Acquired Fund Fees and Expenses (“AFFE”) are the indirect costs of investing in other investment companies. AFFE has been restated as an estimate for the Fund’s current fiscal year based on recent changes in the Fund’s investment strategy and anticipated holdings. AFFE has been restated as an estimate for the Fund’s current fiscal year based on recent changes in the Fund’s investment strategy and anticipated holdings.
[7]	“Other Expenses” have been restated to reflect expected expenses of the Fund for the current year.
[8]	“Other Expenses” have been restated to reflect expected expenses of the Fund for the current year.